As filed with the Securities and Exchange Commission on October 28, 2026

1933 Act File No. 002-67052 and 1940 Act File No. 811-03023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 752

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 753

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

(207) 347-2000

Fatima Sulaiman, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Copies to:

Zachary Tackett
Apex Fund Services
190 Middle Street, Suite 101
Portland, Maine 04101

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
☐	on , pursuant to Rule 485, paragraph (b)(1)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☒	on January 11, 2027, pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________, pursuant to Rule 485, paragraph (a)(2)
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Pragmatic ETF

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated October 28, 2026

Prospectus
January [•], 2027

Pragmatic ETF
NYSE Arca, Inc.: [•]

This Prospectus contains important information you should know about investing, including information about risks. Please read it before you invest and keep it for future reference.

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on The NYSE Arca, Inc. (“NYSE” or the “Exchange”) and trade at market prices. The market price for the Fund’s shares (the “Shares”) may be different from its net asset value (“NAV”) per share.

As with all exchange-traded funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PRAGMATIC ETF

Investment Objective

The Pragmatic ETF (the “Fund”) seeks long-term total return comprising a combination of capital appreciation and current income.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (in this summary, “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[•]%
Distribution and/or Service (12b-1) Fees(2)	[•]%
Other Expenses(3)	[•]%
Total Annual Fund Operating Expenses	[•]%

(1)	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

(2)	Other expenses are based on estimated amounts.

Example

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 Year	3 Years
$[•]	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in the equity securities of large, established companies located anywhere in the world that the Adviser believes have durable competitive positions, strong balance sheets, and the capacity to pay and grow dividends over time. The Fund’s investments in equity securities include common stocks, preferred stock, depositary receipts (ADRs and GDRs), and shares of other investment companies, including exchange-traded funds. The Fund may invest in companies of any market capitalization and in any sector, and in U.S. and non-U.S. issuers, including issuers located in emerging markets, in any proportion. The Fund may also invest in investment-grade fixed-income securities and U.S. government securities and in cash and cash equivalents. The Fund is not required to invest any particular portion of its assets in any asset class, sector, country or region.

The Adviser selects investments through fundamental, bottom-up research. The Adviser looks for companies that it believes have one or more of the following characteristics: durable competitive advantages, sustainable free cash flow, capable management, disciplined capital allocation, conservative balance sheets, predictable earnings, strong governance, pricing power and a credible claim to lead their industries over the coming decade. The Adviser uses a proprietary research framework to assess potential investments for various factors, including business quality, competitive position, financial strength, cash generation, management, capital allocation, governance, valuation, jurisdiction risk and liquidity. The Adviser may sell a holding when its investment thesis weakens, when a security has reached its target valuation, when a more attractive opportunity is identified, or for risk-management purposes.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund. Fund shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. These risks include:

•	Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

•	Equity Securities Risk. Equity securities, including common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

o	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

o	ADR and GDR Risk: ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

•	Other Investment Companies Risk: The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•	Exchange-Traded Fund Risk: The Fund’s shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted. As an ETF, the Fund is subject to the following additional risks:

o	Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), which are responsible for the creation and redemption activity for the Fund. To the extent APs exit the business, become unable or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other AP steps in to create or redeem, Fund shares may trade at a material discount to NAV and possibly face delisting from the Exchange.

o	International Closed Market Trading Risk: To the extent the Fund’s investments trade in markets that are closed when the Fund and the Exchange are open, there are likely to be deviations between current pricing of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). As a result, premiums or discounts to NAV may develop in share prices, and bid-ask spreads may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

o	Premium/Discount Risk: As with all ETFs, Fund shares may only be bought and sold in the secondary market at market prices. There may be times when the trading prices of Fund shares in the secondary market are more than the NAV (a premium) or less than the NAV (a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below the Fund’s NAV.

o	Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Fund shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed. A portion of the securities owned by the Fund may trade in a market that is closed while the Exchange on which the Fund’s shares are listed is open. As a result, there may be changes between the last quote for a security from a closed foreign market and the value of such security during the Fund’s domestic trading day, which could lead to differences between the market price of the ETF shares and the underlying value of those shares.

•	Large Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

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•	Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

•	Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments at an appropriate time or at a reasonable price, which may result in a loss to the Fund. Liquidity can decline unpredictably and investments that are illiquid are typically more difficult to value than investments with more active markets.

•	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

•	Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to greater potential for volatility than a diversified fund.

•	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

•	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

•	New Fund Risk: The Fund had not commenced operations prior to the date of this Prospectus. The current performance of the Fund may not represent how it is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on the Fund’s performance. The Fund may also require a period of time before it is invested in securities that meet its investment objectives and policies and achieves a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. Similarly, the Fund’s investment strategies may require a longer period of time to show returns that are representative of the strategies. As a new ETF, the Fund may experience low trading volume and wide bid-ask spreads.

•	Income Risk: The Fund is subject to income risk, which is the risk that a fund’s dividends (income) will decline due to falling interest rates.

•	Fixed-Income Securities Risk: The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

o	Credit Risk: The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

o	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o	Interest Rate Risk: An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations. The Fund may face a heightened level of interest rate risk due to changes in monetary policy.

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o	Prepayment Risk: Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

•	U.S. Government Securities Risk: The Fund may invest in U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds. These securities are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury or are supported only by the credit of the issuing agency or instrumentality; such securities are subject to a greater risk of default by the issuer.

•	Cash and Cash Equivalents Holdings Risk: When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Performance

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When available, performance for the Fund can be accessed on the Fund’s website at [•]. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Management

Adviser. Pragmatic Advisory, LLC (the “Adviser”) is the Fund’s investment adviser.

Portfolio Manager. Dino Wyatt, Chief Investment Officer, has served as the Fund’s portfolio manager since the Fund’s inception in 2027. Mr. Wyatt is responsible for the day-to-day operations of the Fund.

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund. The Fund will issue (or redeem) Fund shares (“Shares”) to certain institutional investors (typically market makers or other broker-dealers, referred to as Authorized Participants) only in large blocks of Shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio. Individual Shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual Shares of the Fund throughout the trading day like any publicly traded security. The Fund’s Shares are listed on the Exchange. The price of the Fund’s Shares is based on market price, and because ETF shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Except when aggregated in Creation Units, each Fund’s Shares are not redeemable securities. The website for the Fund,[•], displays information on the Fund’s market price, NAV, premium and discount, and the bid-ask spread.

The NAV of the Fund is expected to be determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time (“ET”)) (“Closing Time”) on each day that the Exchange is open. The Fund will sell and redeem Creation Units only on each day that the Exchange and the Trust are open for business and includes any day that the Fund is required to be open under Section 22(e) of the 1940 Act (“Business Day”).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case investment distributions may be taxed when withdrawn from the tax-deferred account. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor, Foreside Financial Services, LLC (“Distributor”), or the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

ADDITIONAL INFORMATION ABOUT THE FUND

To help you better understand the Fund, this section provides a detailed discussion of the Fund’s investment policies, its principal strategies, and its principal risks. However, this Prospectus does not describe all of the Fund’s investment practices. For additional information, please see the Fund’s Statement of Additional Information (“SAI”), which is available at [•] or by contacting us via telephone at [•], by U.S. mail at the Fund’s Distributor, Foreside Financial Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101

INVESTMENT OBJECTIVE

The Pragmatic ETF (the “Fund”) seeks long-term total return comprising a combination of capital appreciation and current income.

The Fund’s investment objective is “non-fundamental,” which means that it may be changed by the Fund’s Board without shareholder approval upon 60 days’ written notice to shareholders.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in the equity securities of large, established companies located anywhere in the world that the Adviser believes have durable competitive positions, strong balance sheets, and the capacity to pay and grow dividends. The Fund’s investments in equity securities include common stocks, preferred stock, depositary receipts (ADRs and GDRs), and shares of other investment companies, including exchange-traded funds. The Fund may invest in companies of any market capitalization and in any sector, and in U.S. and non-U.S. issuers, including issuers located in emerging markets, in any proportion. The Fund may also invest in investment-grade fixed-income securities and U.S. government securities and in cash and cash equivalents, including for temporary defensive purposes. The Fund is not required to invest any particular portion of its assets in any asset class, sector, country or region.

The Adviser selects investments through fundamental, bottom-up research. The Adviser looks for companies that it believes have one or more of the following characteristics: durable competitive advantages, sustainable free cash flow, capable management, disciplined capital allocation, conservative balance sheets, predictable earnings, strong governance, pricing power and a credible claim to lead their industries over the coming decade. The Adviser uses a proprietary research framework to assess potential investments for various factors, including business quality, competitive position, financial strength, cash generation, management, capital allocation, governance, valuation, jurisdiction risk and liquidity. The Adviser may sell a holding when its investment thesis weakens, when a security has reached its target valuation, when a more attractive opportunity is identified, or for risk-management purposes.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT RISKS

As with all investments, there are certain risks of investing in the Fund. Fund shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. These risks include:

•	Management Risk: The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The Adviser’s assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

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•	Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

o	Preferred Stock Risk: Preferred stocks, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity, which can have a negative effect on their prices when interest rates decline. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities. Issuers may threaten preferred stockholders with the cancellation of all dividends and liquidation preference rights in an attempt to force their conversion to less secure common stock. Certain preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Therefore, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. Preferred stocks may also be subject to credit risk.

o	ADR and GDR Risk: Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. The Fund invests only in sponsored ADRs. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR and GDR shares track the shares in the home country. If a country’s currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

•	Other Investment Companies Risk: The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETFs invest. When the Fund invests in investment company or ETF securities, shareholders of the Fund bear their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company or ETF could cause the cost of investing in the Fund to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments underlying the investment company or ETF. To the extent that the Fund invests in any investment company or ETF sponsored by the Adviser or its affiliates, the Adviser may waive certain fees and expenses. Because ETF shares are listed and traded on national stock exchanges, they may trade at a discount or premium to their NAV. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Finally, because the value of ETF shares depends in part on the demand for them in the market, the Adviser may not be able to liquidate an ETF position at the NAV of the ETF, adversely affecting the Fund’s performance.

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•	Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The market’s daily movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. In particular, the ongoing hostilities in the Middle East and between Russia and Ukraine as well as the Chinese government’s substantial control over the Chinese economy and other governmental actions, and any sanctions or developments related to these events and actions, present material uncertainty and risk with respect to markets globally and the performance of the Fund, and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. The value and growth-oriented equity securities purchased by the Fund may experience large price swings and potential for loss.

•	Exchange-Traded Fund Risk: The Fund’s shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted. As an ETF, the Fund is subject to the following additional risks:

o	Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as APs, which are responsible for the creation and redemption activity for the Fund. To the extent APs exit the business, become unable or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other AP steps in to create or redeem, Fund shares may trade at a material discount to NAV and possibly face delisting from the Exchange.

o	International Closed Market Trading Risk. To the extent the Fund’s investments trade in markets that are closed when the Fund and the Exchange are open, there are likely to be deviations between current pricing of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). As a result, premiums or discounts to NAV may develop in share prices, and bid-ask spreads may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

o	Premium/Discount Risk: As with all ETFs, Fund shares may only be bought and sold in the secondary market at market prices. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The trading prices of Fund shares in the secondary market will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the secondary market. It cannot be predicted whether Fund shares will trade below, at or above its NAV. As a result, shareholders of the Fund may pay more than NAV when purchasing shares (a premium) and receive less than NAV when selling Fund shares (a discount). This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below the Fund’s NAV. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility or if the Fund’s holdings are or become more illiquid. Disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. In addition, market prices of Fund shares may deviate significantly from the NAV if the number of Fund shares outstanding is smaller or if there is less active trading in the Fund’s shares. Investors purchasing and selling Fund shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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o	Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Fund shares. In addition, an investor may also incur the cost of the spread (the difference between the bid price (the price secondary market investors are willing to pay for shares) and the ask price (the price at which secondary market investors are willing to sell shares)). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally tighter if the Fund’s shares have more trading volume and market liquidity and wider if the Fund’s shares have little trading volume and market liquidity. Increased market volatility may cause increased bid-ask spreads. Although Fund shares are listed for trading on an Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained or that the Fund’s shares will continue to be listed. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. A portion of the securities owned by the Fund may trade in a market that is closed while the Exchange on which the Fund’s shares are listed is open. As a result, there may be changes between the last quote for a security from a closed foreign market and the value of such security during the Fund’s domestic trading day, which could lead to differences between the market price of the ETF shares and the underlying value of those shares.

•	Large Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Foreign Securities Risk: To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the Adviser’s ability to assess such risk than if the Fund invested solely in more developed countries.

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•	Currency Risk. Because the Fund invests in securities that trade in, and receive revenues in, foreign currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. The value of foreign securities can change rapidly and unexpectedly. Suitable hedging instruments may not be available for all foreign currencies.

•	Liquidity Risk. Less liquid and restricted securities may have no active trading market, limitations on resale, and the Fund may have to register a restricted security in order to dispose of it, resulting in expense and delay. Restricted and illiquid securities are extremely difficult to value and are not subject to disclosure or other investor protection requirements. The Fund may not be able to dispose of restricted, thinly traded, or illiquid securities promptly and/or may only be able to do so at substantial discounts. As a result, the Fund may experience difficulty satisfying redemption requests. Significant positions in other instruments, including those in which there is low trading volume, also may be difficult for the Fund to liquidate and result in losses for the Fund.

•	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

•	Non-Diversification Risk: The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund

•	Sector Risk: Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

•	Emerging Markets Risk: The Fund may invest in countries with newly organized or less developed securities markets. Investments in emerging markets typically involve greater risks than investing in more developed markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries. As a result, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

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•	New Fund Risk: The Fund had not commenced operations prior to the date of this Prospectus. The current performance of the Fund may not represent how it is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on the Fund’s performance. The Fund may also require a period of time before it is invested in securities that meet its investment objectives and policies and achieves a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. Similarly, the Fund’s investment strategies may require a longer period of time to show returns that are representative of the strategies. As a new ETF, the Fund may experience low trading volume and wide bid-ask spreads.

•	Income Risk: The Fund is subject to income risk, which is the risk that a fund’s dividends (income) will decline due to falling interest rates.

•	Fixed-Income Securities Risk: The value of fixed-income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

o	Credit Risk: The financial condition or perceived financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

o	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o	Interest Rate Risk: The value of fixed-income securities may decline due to changes in prevailing interest rates. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations. The Fund may face a heightened level of interest rate risk due to changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may adjust interest rates or the timing, frequency, or magnitude of such adjustments. Any changes could be sudden and could expose debt markets to significant volatility and reduced liquidity.

o	Prepayment Risk: Fixed-income securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in fixed-income securities. Such prepayments often occur during periods of declining interest rates and may cause the Fund to reinvest its assets in lower yielding securities.

•	U.S. Government Securities Risk: The Fund may invest in U.S. Government securities which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds. These securities are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Department of the Treasury. Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and subject to greater risk of default by the issuer. In addition, because many types of U.S. Government obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

•	Cash and Cash Equivalents Holdings Risk: When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

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Management

The Board of Trustees of the Trust (the “Board”) is responsible for the general oversight of the management of the Fund, including general supervision of the Adviser and other service providers, but it is not involved in the day-to-day portfolio management of the Fund. The Board appoints officers who are responsible for the day-to-day operations of the Fund. A list of the Trustees and Trust Officers, and their present and principal occupations is provided in the Fund’s statement of additional information (“SAI”).

Investment Adviser

Pragmatic Advisory LLC (the “Adviser”), located at One World Trade Center, 85th Floor, New York, NY 10007, serves as the investment adviser to the Fund.

The Adviser is a Delaware limited liability company formed on July 8, 2026. The Adviser has been registered as an investment adviser with the SEC since [•].

The Adviser serves as adviser to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Adviser has the authority to determine what investments should be purchased and sold, and to place orders for all such purchases and sales, on behalf of the Fund. The Adviser supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. The Adviser utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in the pursuit of the Fund’s investment objective.

As compensation for its services and its assumption of certain expenses, the Fund pays the Adviser a management fee equal to a percentage of the Fund’s average daily net assets that accrues daily and is paid monthly as follows:

Fund Name	Management Fee
Pragmatic ETF	[•]%

The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

Out of the management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, except that the Trust, on behalf of the Fund, agrees to pay all of the following costs of operating: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; (x) shareholder servicing or platform fees or other similar fees paid to third-party financial intermediaries with respect to a Fund; (xi) registration and regulatory fees, including fees incurred under Rule 24f-2; and (xii) any expenses determined to be extraordinary expenses by the Board.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Fund will be found in the Fund’s [•], 2027 Form N-CSR, once available.

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Portfolio Manager

Mr. Dino Wyatt, Chief Investment Officer of the Adviser, has been the Fund’s portfolio manager since its inception and is responsible for the day-to-day management of the portfolio of the Fund. Mr. Wyatt also has responsibility for reviewing the overall composition of the Fund’s portfolio to ensure its compliance with the Fund’s stated investment objective and strategies. Mr. Wyatt has over 30 years of experience in investment management and has served as Chief Investment Officer of the Adviser since June 2026. Prior to joining the Adviser, Mr. Wyatt served as a Director of Diamond Edge Capital Ltd. since 2015 where Mr. Wyatt funded real estate structured debt in the United Kingdom and Europe.

More Information

For more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, see the Fund’s SAI.

OTHER SERVICE PROVIDERS

Fund Administrator and Fund Accountant

Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) (“Apex” or “Administrator”), located at 190 Middle Street, Suite 101, Portland, ME 04101, acts as the administrator and fund accounting agent for the Fund pursuant to a services agreement by and among the Trust, and Apex (the “Services Agreement”). Under the Services Agreement with the Trust, Apex provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Fund. In connection with its role as fund accounting agent, Apex performs record maintenance, accounting, financial statement and regulatory filing services for the Fund.

Fund Transfer Agent and Fund Custodian

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), located at 777 E. Wisconsin Ave., Milwaukee, WI 53202, serves as the Fund’s ETF transfer agent and dividend disbursing agent pursuant to a Fund Servicing Agreement. Under the Fund Servicing Agreement, the transfer agent facilitates purchases and redemptions of Creation Units, transmits by means of DTC’s book-entry system payments for dividends and distributions with respect to Shares, and maintains the record of the name and address of the shareholders and number of Shares issued by the Trust. U.S. Bank National Association, located at 5065 Wooster Rd., Cincinnati, OH 45226, serves as the Fund’s custodian pursuant to an Amended and Restated Custody Agreement (the “Custodian Agreement”). Pursuant to the Custodian Agreement, the custodian maintains cash, securities and other assets of the Fund in separate accounts, keeps all required books and records and provides other necessary services. The custodian is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Fund.

Fund Distributor

Foreside Financial Services, LLC, located at 190 Market Street, Suite 301, Portland, ME 04101, serves as the Distributor on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Independent Registered Public Accounting Firm

[•], serves as the independent registered public accounting firm for the Trust.

Legal Counsel

K&L Gates LLP, 1601 K Street NW, Washington, D.C. 20006, serves as fund counsel to the Trust.

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DISTRIBUTION AND FINANCIAL INTERMEDIARIES

Rule 12b-1 Distribution Plan.  The Board has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution and shareholder servicing related fees to the Distributor up to 0.25% per annum of the Fund’s average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Board of Trustees currently has determined not to implement any 12b-1 fees pursuant to the Rule 12b-1 plan. 12b-1 fees may only be imposed after approval by the Board of Trustees. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries. The Adviser may pay certain broker-dealers, banks and other financial intermediaries, from its own resources, that support the sale of Fund shares or provide services to Fund shareholders or for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Fund, or for other activities such as participating in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. The amounts of these payments could be significant and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Not all financial intermediaries receive such payments, and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table sections of the Fund's Prospectus and described above because they are not paid by the Fund.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

Dealers effecting transactions in the Fund's shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

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CREATION AND REDEMPTION OF CREATION UNITS

The Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” A Creation Unit is comprised of [•] Shares for the Fund. The number of Shares in a Creation Unit will not change, except for investors participating in the Fund’s Distribution Reinvestment Program or in the event of a share split, reverse split or similar revaluation. The Fund may not issue fractional Creation Units.

To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”) or (2) a participant of the Depository Trust Company (“DTC”), New York, New York, a limited purpose trust company organized under the laws of the State of New York, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”).

Creation of Creation Units

Orders to purchase Shares in Creation Units must be placed with the Distributor by or through an Authorized Participant who is either a Participating Party or a DTC Participant. An investor does not have to be an Authorized Participant, but must place an order through, and make appropriate arrangements with an Authorized Participant. Authorized Participants must either (1) initiate instructions through the Continuous Net Settlement System of the NSCC (the “NSCC Clearing Process”) or (2) deposit in-kind securities (as required by the Fund) with the Fund outside of the NSCC Clearing Process through facilities of the DTC.

All orders must be received by the Distributor in proper form no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”), in each case on the date such order is placed (“Transmittal Date”) in order for creation of Creation Units to be effected based on the NAV of the Transmittal Date. In the case of custom orders, the order must be received by the Distributor, no later than 3:00 p.m. ET, or such other time as may be designated by the Fund and disclosed to the Authorized Participants.

Subject to the conditions that (1) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the Closing Time on the Transmittal Date, and (2) arrangements satisfactory to the Fund are in place for payment of any cash amount, the Fund will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order not submitted in proper form.

Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses, that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an Authorized Participant.

Rejection of Creation Unit Purchase Orders

The Distributor may reject any order to purchase Creation Units for any reason, including if an order to purchase Shares is not submitted in proper form in accordance with the terms of the applicable Participation Agreement. In addition, the Fund may reject a purchase order transmitted to it by the Distributor if:

•	The purchaser or group of related purchasers, upon obtaining the Creation Units of Shares, would own eighty percent (80%) or more of the outstanding Shares of the Fund;

•	the acceptance of the in-kind securities would have certain adverse tax consequences, such as causing the Fund no longer to meet registered investment company status under the Code for federal tax purposes;

•	the acceptance of the in-kind securities would, in the opinion of the Fund, be unlawful, as in the case of a purchaser who was banned from trading in securities;

•	the acceptance of the in-kind securities would otherwise, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or on the rights of the Fund’s beneficial owners; or

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•	there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units of Shares for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outage resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Transfer Agent, the Custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

Redemption of Creation Units

Beneficial owners of Shares may sell their Shares in the Secondary Market but must accumulate enough Shares to constitute a Creation Unit in order to redeem through the Fund. Redemption requests must be placed by or through an Authorized Participant. Creation Units will be redeemable at their NAV per Creation Unit next determined after receipt of a request for redemption by the Fund.

Redemption of Shares in Creation Units will be subject to a fixed transaction fee imposed in the same amount and manner as the transaction fee incurred in purchasing such Shares. Redemption of Shares may be made either through the NSCC Clearing Process or “outside” the NSCC Clearing Process through DTC Facilities or otherwise. The transaction fee will be used to offset the Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring certain of its portfolio holdings from its account to the account of the redeeming investor. An entity redeeming Shares in Creation Units “outside” the NSCC Clearing Process may be required to pay a higher transaction fee than would have been charged had the redemption been effected through the NSCC Clearing Process.

A redemption request “outside” the NSCC Clearing Process will be considered to be in proper form if (i) a duly completed request form is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor no later than the Closing Time (currently expected to be 4:00 p.m. ET), and (ii) arrangements satisfactory to the Fund are in place for the Authorized Participant to transfer or cause to be transferred to the Fund the Creation Unit of such Fund being redeemed through the book-entry system of DTC on or before contractual settlement of the redemption request.

Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses, that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by the fixed or variable redemption/transaction fees payable by an Authorized Participant.

The creation and redemption processes set forth above are summaries, and the summaries only apply to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

Distribution Reinvestment Program

The DTC book-entry Distribution Reinvestment Program (“Distribution Reinvestment Program”) is available for use by beneficial owners of Shares through the DTC or DTC participants (the “DTC Participants”) for reinvestment of their cash dividends. Some DTC Participants may not elect to utilize the Distribution Reinvestment Program, so beneficial owners are encouraged to contact their broker to ascertain the availability of the Distribution Reinvestment Program through such broker.

If you own your shares beneficially through a DTC Participant that participates in the Distribution Reinvestment Program, distributions by the Fund will automatically be reinvested in additional whole Shares issued by the Fund at NAV. Shares will be issued at NAV under the Distribution Reinvestment Program regardless of whether the Shares are trading in the Secondary Market at a premium or discount to NAV as of the time NAV is calculated. Thus, Shares may be purchased through the Distribution Reinvestment Program at prices that are higher (or lower) than the contemporaneous Secondary Market trading price.

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The initial decision to participate in the Distribution Reinvestment Program is made by the DTC Participant that you beneficially own your Shares through. If your DTC Participant elects to participate in the Distribution Reinvestment Program, it will offer the option to participate. To participate in the Distribution Reinvestment Program, you will need to make an affirmative election with your DTC Participant by completing an election notice. Before electing to participate, you should receive disclosure describing the terms of the Distribution Reinvestment Program and the consequences of participation. Your broker providing the Distribution Reinvestment Program will determine whether there is a fee for this service. You should inform your broker of your election to participate, and the broker will in turn notify DTC either directly or through its clearing firm.

The Distribution Reinvestment Program is optional, and availability of the Distribution Reinvestment Program is determined by your broker, at its own discretion. Broker-dealers are not required to utilize the Distribution Reinvestment Program and may instead offer a distribution reinvestment program under which Shares are purchased in the Secondary Market at current market prices or no distribution reinvestment program at all.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of the Fund in Secondary Market transactions through broker-dealers. Shares of the Fund are listed for trading in the Secondary Market on the NASDAQ and may also trade on other exchanges or in the OTC market.

Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots.” When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Share prices are reported in USD and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial adviser.

The exchange on which the Shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is the Exchange.

The Fund’s Shares trade under the trading symbol “[•]” (CUSIP No. [•]).

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, or any other applicable exemptive relief.

Book Entry

Shares of the Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee, is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company.

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TRANSACTION/REDEMPTION FEES

Authorized Participants are charged standard fixed purchase and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard purchase and redemption transaction fee is $250. The standard purchase transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard purchase transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day.

Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Fund relating to the cash portion of such creation order. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of Shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding, based on prices of the Fund’s portfolio securities at the time of closing, provided that: (a) any assets or liabilities denominated in currencies other than USD shall be translated into USD at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board. In calculating NAV, the Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Adviser, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before the Fund’s NAV is calculated.

The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Valuing the Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine the Fund’s indicative intra-day value, which could result in the market prices for Shares deviating from NAV.

The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the Exchange (ordinarily 4:00 p.m. ET).

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of their net earnings to their shareholders as “distributions.”

The Fund typically earns income from dividends on stock. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund also realizes capital gains or losses whenever they sell securities. Net short-term capital gains are generally treated as ordinary income and included in net investment income. Net long-term capital gains are distributed to shareholders as “capital gain distributions.” The Fund generally realizes long-term capital gains or losses whenever they sell or exchange assets held for more than one year.

Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Code”). In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a “RIC” or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on Shares of the Fund are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC Participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of the Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund, to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

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Tax Treatment of the Fund

The Fund intends to qualify and elect to be treated as a RIC under the Code. To qualify and maintain its tax status as a RIC, the Fund must meet annually certain income and asset diversification requirements and must distribute annually at least the sum of (i) 90% of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains); and (ii) and 90% of its net tax-exempt interest income.

As a RIC, the Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If the Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to make distributions necessary to avoid the 4% excise tax.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules that could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to the Fund’s shareholders. For example, if the Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, the Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. Please consult your personal tax adviser regarding the application of these rules.

The investment by the Fund in derivatives, such as swaps, options and futures contracts, presents issues with respect to the RIC diversification requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements. There are also issues with respect to whether the income and gains from derivatives constitutes qualifying income for a RIC. The analysis involves questions such as whether the derivative qualifies as a security, whether and how the derivative relates to the Fund’s business of investing in stocks and securities, or whether the derivative serves as a substitute for investing in stocks or securities. The Fund will take these considerations into account when investing in such instruments.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, distributions from the Fund are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any such distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the shareholders of the Fund on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

Distributions of the Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of each shareholder’s holding period in the Shares. Distributions of qualifying dividend income are generally taxable at the same rates as long-term capital gains to the extent of the Fund’s current or accumulated earnings and profits, provided that each shareholder of the Fund meets certain holding period and other requirements with respect to the Fund’s Shares and the Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

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The Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, the Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and any person who is a Fund shareholder as of the end of the Fund taxable year (i) is required to recognize a proportionate share of the Fund’s undistributed long-term capital gain, (ii) can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain, and (iii) is allowed an increase in the tax basis of the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit. Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are currently taxed at a maximum rate of 20%.

In addition, distributions from the Fund may be subject to a 3.8 percent Medicare contribution tax on net investment income. Please consult your tax adviser regarding this tax. This tax generally applies if a taxpayer’s adjusted gross income exceeds $200,000 in the case of a single individual and $250,000 in the case of married couples filing jointly.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of the Fund as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between: (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue); and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between: (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption); and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

Back-Up Withholding. The Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 24% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if (1) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN in the case of a foreign Fund shareholder) or (2) the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

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Special Issues for Foreign Shareholders. If a Fund shareholder is not a U.S. citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty).

Non-U.S. shareholders seeking the benefits of an applicable tax treaty and wishing to avoid back-up withholding tax should provide the intermediary through whom they invest in shares (such as a broker) with the applicable IRS Form W-8.

Capital gain distributions and gains on the sale of shares, as well as properly reported “interest-related dividends” and “short-term capital gain dividends”, received or recognized by non-U.S. shareholders are generally not subject to U.S. income taxation.

Different rules apply to a non-U.S. person who is a U.S. resident or who invests in the Fund in connection with conducting a U.S. trade or business.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax will be imposed on dividends paid by the Fund to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement a similar reporting regime will be exempt from this withholding tax if the shareholder and the applicable foreign government comply with the terms of such agreement.

For a more detailed tax discussion regarding an investment in the Fund, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “Federal Income Taxes.”

FREQUENT TRADING

The Board has evaluated the risks of frequent purchases and redemptions of the Fund’s Shares (“market timing”) by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in Shares occurs on the Secondary Market. Because the Secondary Market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades may not cause harmful effects to the same degree (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives. The Board noted that direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing.

Given the Fund’s ability to reject certain Creation Units that may adversely harm the Fund, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares. However, the Fund's policies and procedures regarding frequent purchases and redemptions may be modified by the Board at any time.

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FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at [•].

The website for the Fund displays the Prospectus and recent information, including, for the Fund, the market price, premiums and discounts, NAV and the bid-ask spread.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods will be available by visiting the Fund’s website at [•]. The premium and discount information contained on the website will represent past performance and cannot be used to predict future results.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

The Trust’s Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Fund’s SAI for more information concerning the Trust’s form of organization.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by applicable rules thereunder that permit registered investment companies to invest in the Fund beyond those limitations.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the  Fund’s operation. Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
Pragmatic Advisory LLC
One World Trade Center, 85th Floor
New York, NY 10007

Independent Registered Public Accounting Firm
[•]
[•]
[•]

Custodian
U.S. Bank National Association
5065 Wooster Rd.,
Cincinnati, OH 45226

Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services d/b/a U.S. Bank Global Fund Services
777 E. Wisconsin Ave.,
Milwaukee, WI 53202

Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Administrator and Accountant
Atlantic Fund Administration, LLC d/b/a Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101

Fund Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

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FOR MORE INFORMATION

To learn more about the Fund, you may want to read the SAI, which contains additional information about the Fund. The Fund has incorporated by reference the SAI into this Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the investments of the Fund by reading the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR, once available. The annual report will include a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the preceding fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements, once available.

The SAI, annual and semi-annual reports (once available) and other information are all available to shareholders and prospective investors without charge, upon request by calling [•]. The Fund also makes available the SAI, annual and semi-annual reports, financial statements and other information free of charge, on the website ([•]).

Prospective investors and shareholders who have questions about the Fund also may call the following number or write to the following address:

Pragmatic ETF
P.O. Box 588
Portland, Maine 04112

Reports and other information about the Fund also are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Please refer to the Investment Company Act File No. 811-03023 of Forum Funds series trust when seeking information about the Fund from the SEC.

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SUBJECT TO COMPLETION. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Preliminary Statement of Additional Information dated October 28, 2026

Statement of Additional Information

January [•], 2027

Pragmatic ETF
NYSE Arca, Inc.: [•]

Investment Adviser:

Pragmatic Advisory LLC

One World Trade Center, 85th Floor,

New York, NY 10007

(212) 220-6659

Additional Information and Shareholder Services:

Pragmatic ETF

P.O. Box 588

Portland, Maine 04112

[•]

[•]

This Statement of Additional Information (the “SAI”) supplements the prospectus dated January [•], 2027, as it may be amended from time to time (the “Prospectus”), offering shares of Pragmatic ETF (the “Fund”), a separate series of Forum Funds (the “Trust”). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC (d/b/a Apex) (“Apex Fund Services”, “Apex” or “Administrator”), a wholly owned subsidiary of Apex US Holdings LLC, at the address, telephone number or e-mail address listed above. You may also obtain the Prospectus on the Adviser’s website listed above. This SAI is incorporated by reference into the Fund’s Prospectus. In other words, it is legally a part of the Prospectus.

The Fund had not commenced operations as of the date of this SAI and therefore did not have any financial information to report for the Trust’s fiscal year end. Upon commencement of operations, the shares of the Fund will be listed and traded on the listing exchange noted above.

FUND HISTORY AND CLASSIFICATION

This Statement of Additional Information (“SAI”) addresses the Pragmatic ETF (the “Fund”), a series of Forum Funds (the “Trust”). The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on August 29, 1995. This SAI supplements the information contained in the Fund’s Prospectus dated January [•], 2027, and contains more detailed information about the Fund's investment strategies and policies and the types of instruments in which the Fund may invest. A summary of the risks associated with these instrument types and investment practices is included as well.

The shares of the Fund are referred to herein as “Fund Shares” or “Shares.” The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for a basket of securities (“Deposit Securities” or “Basket”), together with a specified cash payment (“Cash Component”). Only Authorized Participants (as defined in the “Purchase and Redemption of Creation Units” section of this SAI) who have entered into contractual arrangements with the Fund’s distributor may enter into Creation Unit transactions with the Fund on behalf of themselves or their customers. Unlike mutual funds, Shares are not individually redeemable. Fund Shares trade in the secondary market on NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component.

EXCHANGE LISTING AND TRADING

Shares of the Fund are listed for trading and trade at market prices that change throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of the Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by the Fund in connection with creations and redemptions of Shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Purchase and Redemption of Creation Units” section of this SAI for more information.

The Trust reserves the right to permit or require a “cash” option for creations and redemptions of Shares (subject to applicable legal requirements). In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange, which fees may be higher than the transaction fees associated with in-kind purchases or redemptions. Because the Trust, on behalf of the Fund, reserves the right to issue and redeem Creation Units principally for cash, the Fund may incur higher costs in buying and selling securities than if the Fund issued and redeemed Creation Units principally in-kind. To the extent that these additional costs are not offset, these costs may be imposed on the Fund and may decrease the Fund’s NAV.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The investment objective of the Fund and a description of its principal investment strategies are set forth under “Fund Summary” in the Prospectus. The following information describes securities in which the Fund may invest.

A.	Equity Securities

Equity Securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts. Common stocks are the most familiar type of equity security. Common stocks generally represent the riskiest investment in a company. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of a company.

Common stocks and preferred stocks represent shares of ownership in a company. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a company’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential of an investment in a company. However, stock markets are volatile, and the value of securities held by the Fund will be affected by changes in the company’s financial condition, economic and political conditions, and the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. Other factors may also affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. The Fund may experience a substantial or complete loss on an equity investment.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, or other security or debt obligation that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price or formula in the future. Convertible securities generally have features of, and risks associated with, both equity and fixed income instruments. As such, the value of most convertible securities will vary with changes in the price of, and will be subject to the risks associated with, the underlying common stock. Additionally, convertible securities are also subject to the risk that the issuer may not be able to pay principal or interest when due.

A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on nonconvertible debt.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet. Convertible securities have unique investment characteristics in that they generally: (1) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (2) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. The value of a convertible security is influenced by interest rate changes, with investment values declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may adversely impact the Fund.

Warrants and Rights. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities and provide the Fund with the right to purchase at a later date other securities of the issuer. Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date. Rights also normally have a shorter duration than warrants.

Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. Warrants and rights may be more speculative than certain other types of investments and entail risks that are not associated with a similar investment in a traditional equity instrument.

Investments in warrants and rights also involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant or right is not exercised within the specified time period, it becomes worthless.

Depositary Receipts. Depositary receipts represent ownership interests in securities of foreign companies (an “underlying issuer”) that have been deposited with a bank or trust and that trade on an exchange or over-the-counter. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), among other instruments. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. Further, issuers of securities underlying unsponsored depositary receipts have no obligation to disclose material information in the U.S. Accordingly, available information concerning such an issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

ADRs typically are issued by a United States of America (“U.S.”) bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in the U.S. securities markets. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Also, the securities underlying ADRs typically trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading.

EDRs are receipts issued by European financial institutions. They are often denominated in a foreign currency and typically trade in Europe. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars. IDRs are receipts typically issued by a foreign bank or trust company evidencing its ownership of the underlying foreign securities.

B.	Fixed-Income Securities

General Risks. The Fund may invest in various types of fixed-income securities. Fixed income securities are also known as “debt securities.” Examples of fixed income securities include, but are not limited to, U.S. Government Securities, corporate debt obligations, mortgage-related and asset-backed securities, and variable and floating rate securities. Yields on fixed income securities depend on a variety of factors, including the general conditions of the fixed-income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Fixed income securities are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity (“interest rate risk”), market perception of the creditworthiness of the issuer, and market liquidity (“market risk”). Because changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will affect the market value of that issuer’s debt securities, an investment in fixed income securities is subject to risk even if they are paid in full at maturity. As a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest rates impact the value of fixed income securities. The value of fixed income investments is likely to decline in times of rising market interest rates. Conversely, the value of fixed income investments is likely to rise in times of declining market interest rates. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to these risks and to risks similar to those of other foreign securities.

Credit Risk. The financial condition of an issuer of a fixed income security may cause it to default on interest or principal payments due. The risk presented by the financial condition of a fixed income security’s issues is referred to as credit risk. Lower-rated securities are subject to greater credit risk than more highly rated securities because their prices are more likely to react to market and credit developments than are more highly rated securities, which react primarily to changes in interest rates. Lower-rated securities are also known as “high yield securities” and/or “junk bonds.” Although such securities tend to provide less protection for payment of principal and interest because they present a greater risk of default and decline due to changes in the issuers’ creditworthiness than do higher quality securities, they may have greater potential for capital appreciation than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, their market prices may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Accordingly, they may be difficult to value accurately and their valuation may rely more heavily on the judgment of the Adviser than higher quality securities.

Moody’s, S&P’s and other organizations providing ratings (“Rating Agencies”) are private services that provide ratings of the credit quality of fixed income securities. To limit credit risk, the Fund intends generally to buy debt securities that are rated by an organization providing ratings in the top four long-term rating categories or in the top two short-term rating categories. A description of the range of ratings assigned to various types of securities is included in Appendix A. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, Rating Agencies may fail to make timely changes in credit ratings and the issuer’s current financial condition may be better or worse than a rating indicates. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality; and the Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. In addition, the Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund’s lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often reduces the market price of a fixed income security, holding such a security may result in a loss. Unrated securities may not be as actively traded as rated securities.

Interest Rate Risk. The market value of interest-bearing fixed-income securities will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities can change in value when there is a change in interest rates. In addition, certain fixed-income securities may be subject to prepayment and/or extension risk, which refers to the risk, respectively, that the issuer repays the principal early (in a declining interest rate environment) and/or extends the payment period (in a rising interest rate environment) and, in so doing, reduces the value of the security to security holders.

U.S. Government and Agency Securities. “U.S. Government Securities” are obligations of the U.S. Treasury Department backed by the full faith and credit of the United States. During times of market turbulence, investors may turn to the safety of securities issued or guaranteed by the U.S. Treasury Department, causing the prices of these securities to rise and their yields to decline.

“U.S. Government Agency Securities” are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), SLM Corporation (formerly, the Student Loan Marketing Association) (commonly known as “Sallie Mae”), Federal Home Loan Banks (“FHLB”), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer’s ability to borrow from the U.S. Treasury Department, subject to the U.S. Treasury Department’s discretion, or only by the credit of the issuer. Accordingly, there is generally considered to be a greater possibility of default than by the U.S. Treasury Department on U.S. Government Securities. The market prices of U.S. Government Agency Securities generally fluctuate inversely with interest rates, declining in rising rate environments and increasing in declining rate environments.

U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

The Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury Department. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury Department at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury Department bills with comparable maturities.

C.	Securities Ratings Information

The Fund’s investments in fixed-income, preferred stock and convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities. The Fund may at the time of purchase invest in investment grade debt securities and up to 5% its total assets in non-investment grade debt securities. Investment grade means rated in the top four long-term rating categories or unrated and determined by the Adviser to be of comparable quality.

The lowest ratings that are investment grade for corporate bonds, including convertible securities, are “Baa” in the case of Moody’s Investors Service, Inc. (“Moody’s”) and “BBB” in the cases of Standard & Poor’s Financial Services, LLC, a division of the McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”); for preferred stock the lowest ratings are “Baa” in the case of Moody’s and “BBB” in the cases of S&P and Fitch. Non-investment grade fixed-income securities (commonly known as “junk bonds”) are inherently speculative and generally involve greater volatility of price than investment grade securities. Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose ratings have declined below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose ratings have declined below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P, Fitch and other organizations, together known as Nationally Recognized Statistical Rating Organizations (“NRSROs”), provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. An issuer’s current financial condition may be better or worse than a rating indicates.

D.	Foreign Securities

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. Foreign issuers are issuers organized and doing business principally outside the United States. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets.

The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls or limitations on the removal of funds or assets. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by government authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time. The Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution or reinvestment by the Fund. Some foreign brokerage commission and custody fees are higher than in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities may be received and realized in foreign currencies, even though the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Foreign markets have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. The inability of the Fund to settle security purchases or sales due to settlement problems could cause the Fund to pay additional expenses, such as interest charges.

If the Fund invests in foreign securities it will be subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Fund’s net asset value is determined. If such arbitrage attempts are successful, the Fund’s net asset value might be diluted. The use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Board believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will be inaccurate and/or limit an investment adviser’s ability to implement an investment strategy.

E.	Investment Company Securities (including Exchange-Traded Funds) and Exchange-Traded Products

The Fund at times may invest in shares of other investment companies and exchange-traded funds (“ETFs”), including open-end funds, closed-end funds, business development companies (“BDCs”), and interests in unit investment trusts. BDCs are a specialized form of closed-end fund that invest generally in small developing companies and financially troubled businesses. BDCs invest in private companies and thinly traded securities of public companies, including debt instruments. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make fully informed investment decisions. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. Risks faced by BDCs include: competition for limited BDC investment opportunities; the liquidity of a BDC’s private investments; uncertainty as to the value of a BDC’s private investments; risks associated with access to capital and leverage; and reliance on the management of a BDC. The Fund’s investments in BDCs are similar and include portfolio company risk, leverage risk, market and valuation risk, price volatility risk and liquidity risk.

The Fund may invest in investment company securities advised by the Fund’s adviser or sub-adviser. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, because ETFs are traded on an exchange, ETFs are subject to the following risks that do not apply to conventional funds: (1) investments in ETPs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund; (2) the market price of the ETF’s shares may trade at a discount or premium to their

NAV per share; (3) an active trading market for an ETF’s shares may not develop or be maintained; and (4) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Under Section 12(d)(1)(A) of the 1940 Act, however, the Fund’s investments in such securities are generally limited to 3% of the outstanding voting stock of any one company, 5% of the Fund’s total assets in any one company, and 10% of the Fund’s total assets in investment companies generally.

There are, however, several exceptions to these “3/5/10 limits.” For example, under Section 12(d)(1)(F) of the 1940 Act, the Fund may invest more than 5% of its total assets in another investment company and more than 10% of its total assets among multiple investment companies, provided that it and its affiliates limit their investment in an acquired fund to 3% of the acquired fund’s outstanding voting securities and the investing fund limits any sales load it charges to 1.5%. Further, the investing fund must comply with certain redemption and voting restrictions. The Fund may also rely on Rule 12d1-4 under the 1940 Act to invest in acquired funds, and under Rule 12d1-4, acquired funds themselves may invest up to 10% of their assets in other funds.

In addition to investing in other funds, the Fund may invest in exchange-traded products (“ETPs”) other than ETFs, including exchange-traded notes (“ETNs”). ETNs are different from ETFs in that they are not secured by an underlying pool of assets, but rather are notes (or debt securities) secured only by the ability of the issuer to pay. As a result, ETN shares are subject to the same risks described for “Corporate Debt Obligations” herein.

The Fund may also invest in ETPs that are neither ETFs nor ETNs. Such ETPs may be organized as commodity pools registered under the Commodity Exchange Act or as grantor trusts. Such ETPs are not registered under the 1940 Act because they invest in, for example, commodities or currencies rather than securities. If the Fund invests in an ETP, including an ETN, it will be subject to substantially similar risks as are discussed above regarding ETFs. Notably, however, the 3/5/10 limits only apply to ETPs that are ETFs. Other types of ETPs are not subject to the 3/5/10 limits.

F.	Leverage Transactions

The Fund may use leverage to increase potential returns. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowings for other than temporary or emergency purposes, purchasing securities on margin (borrowing money from a bank to purchase securities), selling securities short (selling securities that are not owned), lending portfolio securities, and entering into reverse repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis.

Leverage involves special risks and may involve speculative investment techniques. The risks of leverage include a higher volatility of the NAV of the Fund’s shares, which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leverage and the yield to change, so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced. If the interest expense incurred as a result of leveraging were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate some of its investments at an inappropriate time.

Derivatives. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else (“Reference Asset”), such as securities, commodities, futures, currencies or indexes. All derivatives can create leverage. Accordingly, relatively small price movements in a Reference Asset may result in a substantial loss or gain for the Fund.

Options. Options are derivatives. The Fund may purchase or write (sell) put and call options. A call option is a contract under which the purchaser of the call option, in return for paying a premium, has the right to buy the Reference Asset from the writer of the call option at a specified price (the “exercise price”). The writer of the call option, who received the premium, has the obligation to deliver the Reference Asset or the cash equivalent to the option purchaser upon exercise of the option. The “cash equivalent” is the difference between the exercise price and the (higher) market price. The Fund, as the writer of covered call options, will not benefit from any appreciation of the reference asset above the exercise price. In addition, when purchasing options that expire worthless (i.e., not exercised), the Fund will lose the premium paid.

A put option is a contract under which the purchaser of the put option, in return for paying a premium, obtains the right to sell a Reference Asset to the writer of the put option at the exercise price. The writer of the put option, who received the premium, has the obligation to buy the Reference Asset from the purchaser of the put option or deliver the cash equivalent upon exercise of the option. The “cash equivalent” is the difference between the exercise price and the (lower) market price.

Options have expiration dates - meaning, they expire after a certain period. After the expiration date of an option, the option purchaser no longer has a right to exercise the option. Options normally have expiration dates of between three and nine months from the date written. “American style” options are exercisable at any time prior to the expiration date. “European style” options are exercisable only immediately prior to the expiration date. Writers of American style options have no control over when they may be required to fulfill their obligations under the options contract and thus are exposed to a timing risk.

Options may be traded on a U.S. or non-U.S. exchange or over-the-counter (“OTC”). Exchange-traded options are issued by a clearing organization, and the clearing organization essentially guarantees completion of every exchange-traded options transaction. In contrast, OTC options are contracts between two parties, such as the Fund and a counterparty. The Fund is subject to “Counterparty Risk,” as described below, in connection with OTC options transactions: no party guarantees completion of such transactions; and there is no assurance that the Fund will be able to liquidate any OTC options position at any time prior to expiration. There is no assurance that a liquid market will exist for any options position into which the Fund enters. Even with respect to exchange-traded options, trading may be suspended on the exchange and prevent the Fund from closing out a position.

The premium charged to the purchaser of an option contract typically depends on the market value, if any, of the option as currently traded, the current market price and historic volatility of the Reference Asset, the difference between such market price and the exercise price, the length of the option period and the interest rate environment.

Prior to the exercise and expiration date of an options contract, purchasers and writers of options may close out their options position(s) by entering into an offsetting transaction in the same option series (type, exchange, underlying Reference Asset, exercise price and expiration). A closing purchase transaction cancels out the option writer’s position by means of an offsetting purchase of an identical option. Similarly, a closing sale transaction cancels out an option purchaser’s position by means of an offsetting sale of an identical option.

Transacting in options exposes the Fund to certain risks. For example, the skills and techniques applicable to options trading may not be the same as those applicable to trading securities, and the Fund may be adversely affected by the Adviser’s inability to accurately predict price movements in Reference Assets. To the extent that the Fund uses options on indices to execute its strategy or hedge its portfolio investments, changes in the value of the Reference Asset (i.e., the index) may not correlate perfectly with (predicted) changes in the value of the portfolio. Further, options on foreign currencies are typically settled exclusively in the relevant foreign currency, and their value normally depends on the value of such currency relative to the U.S. dollar. To the extent that the U.S. options markets are closed while the market for the Reference Asset (foreign currency) is open, significant price and rate movements may occur that are not reflected in the U.S. options market.

Options transactions are subject to brokerage commissions or spreads, and the usage of options may result in a higher portfolio turnover rate and increased brokerage costs, which could reduce Fund returns. In addition, the use of options is subject to regulation, including by the SEC and options exchanges.

Securities Lending and Repurchase Agreements. The Fund may lend portfolio securities to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan and the interest on the collateral securities, less any fees (such as finders or administrative fees) that the Fund pays to arrange the loan. The Fund may share the interest that it receives on the collateral securities with the borrower. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized, and the collateral must have a market value at least equal to the value of the Fund’s loaned securities or, in the case of repurchase agreements, equal to the repurchase price of the securities, in either case plus accrued interest.

Borrowing and Reverse Repurchase Agreements. The Fund is permitted to borrow from any bank, so long as, immediately after such borrowings, there is an asset coverage of at least 300%. If the asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings within three days (excluding Sundays and holidays) so that asset coverage is at least 300%. The Fund may borrow money from a bank to, among other things, finance the purchase of securities for its portfolio. Pledging securities and purchasing securities on a when-issued, delayed-delivery or forward-delivery basis are subject to this limitation. In addition, the Fund may not purchase any security for investment while it has outstanding a borrowing equal to 10% or more of its total assets and may not borrow an amount in excess of 10% of its total assets except to honor redemptions.

A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund’s assets in reverse repurchase agreements will increase the volatility of the Fund’s NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve

Bank of New York or one of the largest 100 commercial banks in the United States.

In a reverse repurchase agreement, the Fund sells portfolio securities to another party and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner, or at all, which may result in losses to the Fund. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Fund is obligated to repurchase them. Reverse repurchase agreements may be viewed as a form of borrowing by the Fund. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the reverse repurchase agreement, the Fund may also be obligated to pledge additional cash or securities in the event of a decline in the fair value of the transferred security.

When-Issued Securities and Forward Commitments. The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

Dollar Roll Transactions. Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, however, the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, and by the interest earned on the cash proceeds of the initial sale.

Purchases on Margin. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of transactions and may make margin deposits in connection with permitted transactions in options.

Short Sales. The Fund may use short sales for hedging and non-hedging purposes. To effect a short sale, the Fund borrows a security from or through a brokerage firm to make delivery to the buyer. The Fund is then obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends on the borrowed security and may be required to pay loan fees or interest.

The Fund may realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium or interest the Fund is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the prices of the securities sold short and the securities being hedged. The Fund may also make short sales against-the-box, in which it sells short securities only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. The effect of short selling is similar to the effect of leverage. Short selling may amplify changes in the Fund’s NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund. For avoidance of doubt, options transactions are not treated as short sales.

Senior Securities. Senior securities are defined as Fund obligations that have priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. Under Section 18(f)(1) of the 1940 Act, the Fund generally may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank as described in this SAI (see D. Leverage Transactions - Borrowing and Reverse Repurchase Agreements). In addition, under Rule 18f-4 under the 1940 Act, the Fund may expose up to 10% of its net assets to derivatives that are senior securities; or it may transact more significantly in such derivatives, subject to a value-at-risk test and the adoption and implementation of a derivatives risk management program. To the extent that the Fund engages in leverage or derivatives transactions that result in it issuing senior securities, it intends to do so in compliance with Rule 18f-4.

CFTC Regulation. An adviser of a fund trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards, swaps and cash-settled foreign currency contracts) is generally excluded from regulation as a commodity pool operator pursuant to Commodity Futures Trading Commission (“CFTC”) Regulation 4.5. Under Regulation 4.5 exclusion, a fund’s commodity interests (other than those used for bona fide hedging purposes as defined by the CFTC) must be limited so that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are in the money at the time of purchase) do not exceed 5% of the fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time that the most recent position was established, does not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in amended Regulation 4.5, a fund must satisfy a marketing test, which requires, among other things, that the fund not hold itself out as a vehicle for trading commodity interests. The Fund does not trade any commodity interests, such as futures contracts, options on futures contracts, non-deliverable forwards, swaps and cash-settled foreign currency contracts. Therefore, the Adviser does not need to, and does not, rely on the exclusion in CFTC Regulation 4.5 to avoid regulation as a commodity pool operator.

G.	Illiquid and Restricted Securities

General. The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities. Generally, an illiquid security is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. Illiquid securities include unregistered and “restricted securities,” and repurchase agreements maturing in greater than seven days.

“Restricted securities” generally are securities that may be resold to the public pursuant to an effective registration statement under the 1933 Act or an exemption from registration. Regulation S under the 1933 Act is one exemption from registration. It permits, under certain circumstances, the resale of restricted securities in offshore transactions. Rule 144A under the 1933 Act is another exemption. It permits the resale of certain restricted securities to qualified institutional buyers.

Since its adoption by the SEC in 1990, Rule 144A has facilitated trading of restricted securities among qualified institutional investors. To the extent restricted securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund expects that it will be able to dispose of the securities without registering the resale of such securities under the 1933 Act. However, to the extent that a robust market for such 144A securities does not develop, or a market develops but experiences periods of illiquidity, investments in Rule 144A securities could increase the level of the Fund’s illiquidity.

Where an exemption from registration under the 1933 Act is unavailable, or where an institutional market is limited, the Fund may, in certain circumstances, be permitted to require the issuer of restricted securities held by the Fund to file a registration statement to register the resale of such securities under the 1933 Act. In such case, the Fund will typically be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to resell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, or the value of the security were to decline, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced at fair value pursuant to a methodology approved by the Board.

Determination of Liquidity. Rule 22e-4 under the 1940 Act requires, among other things, that the Fund establish a liquidity risk management program ("LRMP") that is reasonably designed to assess and manage liquidity risk. Rule 22e-4 defines "liquidity risk" as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors' interests in the fund. The Fund has implemented a LRMP to meet the relevant requirements. Additionally, the Board, including a majority of the Independent Trustees, approved the designation of the Fund's LRMP administrator to administer such program and will review no less frequently than annually a written report prepared by the LRMP administrator that addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation. Among other things, the LRMP provides for the classification of each Fund investment as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity risk classifications of the Fund's investments are determined after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. To the extent that the Fund investment is deemed to be an "illiquid investment" or a "less liquid investment," the Fund can expect to be exposed to greater illiquidity risk.

H.	Cash Management and Temporary Defensive Positions

For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash or cash equivalents in money market instruments. The Fund also may invest in money market instruments to increase liquidity or to provide collateral for margin and similar purposes. Such investments typically offer less potential for gain than other types of investments and may prevent the Fund from achieving its investment objective.

“Money market instruments” are U.S. government securities and high-quality, short-term debt securities that typically have remaining maturities of one year or less. Securities will be considered “high-quality” if they are rated in one of the two highest short-term rating categories or, if not rated, determined by the Adviser to be of comparable quality. Money market instruments include certain U.S. government and agency securities, short-term corporate securities and commercial paper, bankers’ acceptances and certificates of deposit issued by domestic banks, corporate notes, money market funds and repurchase agreements collateralized by the foregoing.

I.	Non-Diversification

The Fund is non-diversified and, therefore, may invest in a limited number of issuers. Investing in a limited number of issuers may cause the Fund to be more volatile and increase the risk of investing in the Fund.

J.	Cybersecurity Risk

The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its third-party service providers may adversely impact the Fund. For instance, cyberattacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

K.	Market Turbulence

The greatest risk of investing in a mutual fund is that its returns will fluctuate, and you could lose money. Turbulence in the financial sector may result in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have experienced significant volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. Market volatility may negatively affect issuers worldwide, including issuers in which the Fund invests, and cause the Fund’s investment returns to fluctuate significantly. It is uncertain whether or for how long these conditions could occur.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible market turbulence may have an adverse effect on the Fund.

The financial markets in which the Fund invests are subject to price volatility that could cause losses in the Fund. Market volatility may result from varied predictable and unpredictable factors. The impact of infectious diseases in certain regions or countries may perform better or worse due to the nature or level of their public health response or due to other factors. Health crises caused by infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries.

The impact of epidemics and/or pandemics may affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of any outbreak may last for an extended period of time. Epidemics and pandemics that may arise in the future could result in volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Fund and could adversely affect the Fund’s performance, resulting in losses to your investment.

It is difficult to accurately predict the pace at which interest rates might increase or decrease, or the timing, frequency or magnitude of any such changes in interest rates. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility or reduce liquidity across various markets. Also, regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Advancements in technology could adversely impact market movements and liquidity and could affect the overall performance of the Fund. For example, the advanced development and the regulation of artificial intelligence could lead to faster and more efficient markets, but also to higher trading volumes and greater volatility in times of market stress. Because artificial intelligence has the potential to drive significant changes in how businesses and governments provide goods and services, it also could affect economic growth. Artificial intelligence’s role in increasing automation raises concerns about job displacement and could lead to economic and social disruptions.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Additionally, unexpected political, regulatory and diplomatic events within the U.S., including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, disagreements over budget, spending and deficit reduction plans, disagreements over government funding, a U.S. government shutdown (or the threat of such a shutdown), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful storms and/or an increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Large wildfires have devastated, and in the future may devastate, entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold.

Tensions, war, or open conflict between nations, such as ongoing armed conflicts between Russia and Ukraine in Europe and among the United States, Israel and Iran and otherwise in the Middle East, and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events have presented and may continue to present material uncertainty and risk with respect to markets globally, including the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

INVESTMENT LIMITATIONS

The Trust, on behalf of the Fund, has adopted the following investment policies, which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. “The vote of a majority of the outstanding voting securities of the Fund,” as defined by the 1940 Act, means the vote, at the annual or a special meeting of the security holders of the Fund duly called, (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of the Fund are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of the Fund, whichever is the less.

The Fund’s investment objective is a fundamental policy and therefore may not be changed without shareholder approval.

For purposes of the Fund’s investment limitations, all percentage limitations apply immediately after an investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of an investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced within three days (excluding Sundays and holidays) to the extent necessary to comply with the limitation.

The Fund may not:

1.	Borrowing. Borrow money, except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.	Concentration. Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund’s total assets taken at market value would be invested in the securities of issuers conducting their principal business activity in the same industry.

3.	Underwriting Activities. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4.	Making Loans. Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

5.	Purchases and Sales of Real Estate. Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

6.	Purchases and Sales of Commodities. Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

7.	Issuance of Senior Securities. Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to investment limitations specified in the Fund’s Prospectus.

With respect to the fundamental policy relating to borrowing money set forth in section (1) above, the 1940 Act permits the Fund to borrow money in amounts of up to 33⅓% of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an asset coverage of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to concentration set forth in (2) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (2) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; tax-exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; investments in other investment companies; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. The Fund’s investments in other investment companies will generally be treated as investments in the investment company itself rather than as investments in the industries represented by the underlying portfolio holdings of that investment company. As a result, the Fund ordinarily will not "look through" an underlying investment company for purposes of determining industry concentration. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to making loans set forth in section (4) above, the 1940 Act does not prohibit the Fund from making loans; however, SEC staff interpretations currently prohibit registered investment companies from lending more than one-third of their total assets, except through the purchase of debt obligations.

With respect to the fundamental policy relating to investing in real estate set forth in section (5) above, the Fund may, to the extent permitted by applicable law, invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate. Investments in securities of issuers that are exposed to or invested in the real estate business will not be deemed to be a purchase or sale of real estate.

With respect to the fundamental policy relating to issuing senior securities set forth in section (7) above, “senior securities” are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank if consistent with the fundamental policy set forth in section (1) above. The policy in (7) above will be interpreted not to prevent collateral arrangements with respect to options on securities.

BOARD OF TRUSTEES, MANAGEMENT, AND SERVICE PROVIDERS

A.	Board of Trustees

The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Board oversees the management and operations of the Trust and the Fund, in accordance with federal law, Delaware law and the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series. As a result, the term “Fund Complex” applies only to the Fund.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. An Independent Trustee serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers, other management personnel and counsel to the Fund. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of Trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled meetings each year, which are normally expected to be in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter, during a regularly scheduled meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal. The address for all Trustees is c/o Apex Fund Services, 190 Middle Street, Suite 101, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Trustee; Chairman of the Board	Since 2011 and Chairman since 2018	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	1	Trustee, Forum Funds II and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee	Since 2018	Independent consultant providing interim CFO services, principally to non- profit organizations, 2011-2017, and since 2023; Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) 2017-2021.	1	Trustee, Forum Funds II and U.S. Global Investors Funds

Jennifer Brown- Strabley Born: 1964	Trustee	Since 2018	Principal, Portland Global Advisors (a registered investment adviser) 1996-2010.	1	Trustee, Forum Funds II and U.S. Global Investors Funds
Interested Trustees(1)
Karen Shaw Born: 1972	Trustee	Since 2023	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds II and U.S. Global Investors Funds

(1) Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her roles as Treasurer and Principal Financial Officer of the Trust.

In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Mark D. Moyer: Mr. Moyer has extensive experience in finance. He has served as chief financial officer for several nongovernmental organizations and a publicly listed integrated media company. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Karen Shaw: Ms. Shaw has extensive experience in the fund services industry, including management roles in mutual fund operations, financial and regulatory reporting. Ms. Shaw’s experience also includes testing and implementation, project management and client management. Ms. Shaw has a deep understanding of pooled investment products, including mutual fund governance, operations and reporting.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. The Adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of the Fund’s investments.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to the Adviser the responsibility for making fair value determinations with respect to the Fund’s portfolio securities. The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Fund’s investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser, as valuation designee, carries out its fair valuation responsibilities pursuant to and procedures approved by the Board. The Adviser, as valuation designee, reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the valuation policies and procedures; and carries out any other functions designated to the Adviser relating to the valuation of Fund assets.

The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Fund. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.

Trustee Ownership in the Funds and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Fund Complex, as of December 31, 2026:

Trustees	Dollar Range of Beneficial Ownership in the Fund	Aggregate Dollar Range of Ownership in All Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
David Tucker	None	None
Mark D. Moyer	None	None
Jennifer Brown-Strabley	None	None
Interested Trustee
Karen Shaw	None	None

B.	Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their years of birth and their principal occupations during the past five calendar years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, 190 Middle Street, Suite 101, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Zachary Tackett Born: 1988	President; Principal Executive Officer; Anti-Money Laundering Compliance Officer; Identity Theft Prevention Officer	President and Principal Executive Officer since 2023; Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Lindsey Dorval Born: 1981	Vice President; Secretary	Since 2023	Counsel, Apex Fund Services since 2020.

C.	Ownership of Securities of the Adviser and Related Companies

As of [•], no Independent Trustee (or any of his or her immediate family members) owned beneficially or of record, securities of any Trust investment adviser, the Trust’s principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter

D.	Information Concerning Trust Committees

Audit Committee. The Trust’s Audit Committee, which typically meets quarterly, consists of Messrs. Tucker and Moyer and Ms. Brown-Strabley, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent auditors to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged and reviews the Trust’s internal accounting procedures and controls. During the fiscal year ended [December 31, 2026], the Audit Committee met four times.

Nominating Committee. The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Tucker and Moyer and Ms. Brown-Strabley, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders. During the fiscal year ended [December 31, 2026], the Nominating Committee did not meet.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (the “QLCC”), which meets when necessary, consists of Messrs. Tucker and Moyer and Ms. Brown-Strabley, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended [December 31, 2026], the QLCC did not meet.

E.	Compensation of Trustees and Officers

Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman), and the Audit Committee Chairman receives an additional $5,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ended [December 31, 2026].

Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
Independent Trustees
David Tucker	$0	N/A	$0
Mark D. Moyer	$0	N/A	$0
Jennifer Brown-Strabley	$0	N/A	$0
Interested Trustee
Karen Shaw	$0	N/A	$0

*	As of the date of this SAI, the Fund had not yet commenced operations.

F.	Investment Adviser

Services of Adviser. The Adviser serves as investment adviser to the Fund pursuant to the Advisory Agreement. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities, and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. The Adviser may compensate brokers or other service providers (“Financial Intermediaries”) out of its own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares.

Ownership of Adviser. The Adviser is a Delaware limited liability company. The Adviser is wholly owned by Pragmatic Ventures, LLC, a Delaware limited liability company, which is wholly owned by Turan Almammadov, Evan Thomsen, and Eduard Hamamjian.

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of December 31, 2026:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Dino Wyatt	None	None	None	None	None	None

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•	The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund. The Adviser may seek to manage such competing interests for the time and attention of the portfolio managers by having the portfolio managers focus on a particular investment discipline.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

•	With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•	Finally, the appearance of a conflict of interest may arise if the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser has adopted certain compliance procedures, which are designed to address these types of conflicts. The Adviser has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. The Adviser’s policies and procedures address trade aggregation and allocation. Additionally, given the nature of the Adviser’s investment process and its Fund and/or other accounts, the Adviser’s investment management team services are typically applied collectively to the management of all the funds and/or other accounts following the same strategy.

Compensation of the Adviser’s portfolio managers is not based upon performance of the Fund managed by the Adviser. Fund performance is not a factor in compensation as it might encourage investment decisions deviating from the Fund’s mandate. To mitigate the potential for conflict to have a team member favor one Fund over another Fund and/or other account, the Adviser has established procedures, including policies to monitor trading and best execution for all funds and/or other accounts.

There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Information Concerning Compensation of Portfolio Managers. The Adviser has provided the following information regarding Portfolio Manager compensation.

The Portfolio Manager is compensated by the Adviser with a fixed salary and a cash bonus. The Portfolio Manager does not receive specific bonuses or have incentive arrangements tied to performance of the Fund or any specific account.

Portfolio Manager Ownership in the Fund. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Fund as of December 31, 2026:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2026*
Dino Wyatt	None

*	As of the date of this SAI, the Fund had not yet commenced operations.

Fees. The Adviser receives an advisory fee from the Fund at an annual rate equal to [•]% of the Fund’s average annual daily net assets under the terms of the Advisory Agreement. The advisory fee, if not waived, is accrued daily and paid monthly by the Fund and is assessed based on the daily net assets of the Fund. In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as an investment manager for its clients with respect to assets that such clients have invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will not assess or receive any management fee on the portion of the separately managed account invested in the Fund.

Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of  the Fund, including the costs of: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; legal fees (other than fees associated with litigation); the preparation of the Fund’s tax returns; preparing, printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; fees to federal and state authorities for the registration of shares; insurance and fidelity bond premiums; and fees paid to service providers providing various reports. The Adviser is not responsible for, and the Fund will bear: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Adviser under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; (x) shareholder servicing or platform fees or other similar fees paid to third-party financial intermediaries with respect to a Fund; (xi) registration and regulatory fees, including fees incurred under Rule 24f-2; and (xii) any expenses determined to be extraordinary expenses by the Board.

Because the Fund had not commenced operations prior to the date of this SAI, no fees have been paid to the Adviser. The Fund will report on the paid advisory fees and received waivers or reimbursements after its first fiscal year ending [December 31], 2027.

Advisory Agreement. The Fund’s Advisory Agreement remains in effect for an initial period of two years from the date of its effectiveness, and thereafter the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

The Adviser is not affiliated with Apex or any company affiliated with Apex.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

B.	Distributor

Distribution Services. Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), located at 190 Middle Street, Suite 301, Portland, Maine 04101, acts as the agent of the Trust in connection with the continuous offering of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Adviser or any other service provider for the Trust

The Distributor continually distributes shares of the Fund on a reasonable efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enters into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to investors by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not the investors, will be the shareholder of record, although investors may have the right to vote shares depending upon their arrangement with the intermediary. The Board has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution and shareholder servicing related fees to the Distributor up to 0.25% per annum of the Fund’s average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Board of Trustees currently has determined not to implement any 12b-1 fees pursuant to the Rule 12b-1 plan. 12b-1 fees may only be imposed after approval by the Board of Trustees. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Because the Fund had not commenced operations prior to the date of this SAI, no underwriting commissions have been paid to, or retained by, the Distributor.

C.	Other Fund Service Providers

Fund Administrator and Fund Accountant

Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) (“Apex” or “Administrator”), located at 190 Middle Street, Suite 101, Portland, ME 04101, acts as the administrator and fund accounting agent for the Fund pursuant to a services agreement by and among the Trust, and Apex (the “Services Agreement”). Under the Services Agreement with the Trust, Apex provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Fund. In connection with its role as fund accounting agent, Apex performs record maintenance, accounting, financial statement and regulatory filing services for the Fund, including the determination of the market value of the Fund’s assets, as applicable, and of the NAV per share of the Fund, and maintaining and preserving the books and records of the Fund. Apex also provides a Principal Executive Officer, a Principal Financial Officer, the CCO, and an Anti-Money Laundering Compliance Officer to the Fund, as well as certain additional compliance support functions.

Because the Fund had not commenced operations prior to the date of this SAI, no fees have been paid to, or retained by, Apex under the Services Agreement.

Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services), located at 777 E. Wisconsin Ave., Milwaukee, WI 53202, serves as the Fund’s ETF transfer agent and dividend disbursing agent pursuant to a Fund Servicing Agreement. Under the Fund Servicing Agreement, the transfer agent facilitates purchases and redemptions of Creation Units, transmits by means of DTC’s book-entry system payments for dividends and distributions with respect to Shares, and maintains the record of the name and address of the shareholders and number of Shares issued by the Trust. U.S. Bank National Association, located at 5065 Wooster Rd., Cincinnati, OH 45226, serves as the Fund’s custodian pursuant to an Amended and Restated Custody Agreement (the “Custodian Agreement”). Pursuant to the Custodian Agreement, the custodian maintains cash, securities and other assets of the Fund in separate accounts, keeps all required books and records and provides other necessary services. The custodian is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Fund.

Legal Counsel.

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm.

[•] is the independent registered public accounting firm for the Fund. [•] audits the annual financial statements of the Fund, provides the Fund with an audit opinion and reviews certain regulatory filings of the Fund. [•] provides tax services as requested.

PORTFOLIO TRANSACTIONS AND BROKERAGE

A.	Adviser Responsibility for Purchases and Sales and Choosing Broker-Dealers

Under the Advisory Agreement, the Adviser is responsible for decisions to buy and sell securities for the Fund, broker dealer selection, and negotiation of brokerage commission rates. (These activities are subject to the general supervision and responsibility of the Board, as are all of the activities of the Adviser). The primary consideration of the Adviser in effecting a securities transaction will be execution at the most favorable securities price. Some of the portfolio transactions of the Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances, the Adviser may make purchases of underwritten issues for the Fund at prices that include underwriting fees.

In selecting a broker dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker dealer if the difference is reasonably justified by other aspects of the portfolio trade execution services offered. Subject to such policies as the Board may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities with respect to the Fund or other accounts for which such Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Adviser, or any affiliate of the foregoing. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser shall report on such allocations regularly to the Board, indicating the broker dealers to whom such allocations have been made and the basis therefore.

Because the Fund had not commenced operations prior to the date of this SAI, neither the Fund nor the Adviser has directed the Fund's brokerage transactions to a broker because of research services provided.

B.	Brokerage Commissions Paid

Because the Fund had not commenced operations prior to the date of this SAI, there have been no brokerage commissions paid by the Fund.

C.	Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents appropriate credit risks.

D.	Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust and in accordance with applicable law.

E.	Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. In some instances, with any required consent, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

F.	Portfolio Turnover

The Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in the Fund's Annual Fund Operating Expenses, affect the Fund's performance. A portfolio turnover rate of 100% would occur, for example, if all of the Fund's securities were replaced within one year. A portfolio turnover rate of 100% or more would result in the Fund incurring more transaction costs such as brokerage, mark-ups or mark-downs. Payment of these transaction costs could reduce the Fund's total return. High portfolio turnover could also result in the payment by the Fund's shareholders of increased taxes on realized gains.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. In-kind subscriptions and redemptions are not included in the portfolio turnover calculations. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Fund, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in Creation Units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that the Fund may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity.

Because the Fund has not commenced investment operations prior to the date of this Prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

G.	Securities of Regular Broker-Dealers

From time to time the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the ten brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

Because the Fund had not commenced operations prior to the date of this SAI, the Fund did not acquire securities of its regular brokers or dealers or of their parents.

H.	Disclosure of Portfolio Holdings

The Fund maintains the practices described below regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Fund's Chief Compliance Officer (“CCO”) will report annually to the Board with respect to compliance with the portfolio holdings disclosure procedures described herein.

As an ETF, information about the Fund's portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund's listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund's anticipated portfolio holdings as of the next business day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third party service providers.

The Fund will disclose on the Fund's website ([•]) at the start of each business day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund's calculation of its NAV on that business day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior business day and/or trades that have been completed prior to the opening of business on that business day and that are expected to settle on the business day. Online disclosure of such holdings is publicly available at no charge.

Daily access to the Fund's portfolio holdings is permitted to personnel of the Adviser, the distributor and the Fund's administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund's CCO may authorize disclosure of portfolio holdings.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund's portfolio holdings or other investment positions except in accordance with the policy. The Trust's Board reviews the implementation of the policy on a periodic basis.

NET ASSET VALUE

The NAV of the Fund will be determined as of the close of regular trading (normally, 4:00 P.M. Eastern Time) on each day the Exchange is open for trading. The Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The Fund's NAV is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

In determining the NAV of the Fund's shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Fund are valued at the average of the quoted bid and asked prices in the OTC market.

Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board. However, the Board may from time to time utilize a valuation method other than amortized cost when appropriate, for example, when the creditworthiness of the issuer is impaired or for other reasons. Short-term investments which mature in less than 60 days from the time of purchase are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the Exchange, the Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which such Fund determines its NAV per share.

For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances, but in no event longer than 15 calendar days.

The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closings; (b) in such other circumstances as is permitted by the SEC, including the SEC granting an order to the Fund permitting such suspension; or (c) an emergency exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depository for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates are not issued for Shares.

DTC has advised the Trust as follows: DTC, the world's largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext US (formerly known as the American Stock Exchange LLC) (“Alternext”) and FINRA.

Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it administers its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, do not receive or are entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede& Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners are effected as follows: DTC makes available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS

A.	General

Currently, the number of shares that constitutes a Creation Unit is [•,000] shares. In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit.

Creation Units may be purchased and redeemed only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including those set forth below, the Authorized Participant Agreement and any handbook or similar document governing the Authorized Participants (collectively, the “AP Agreement”).Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant to purchase or redeem Creation Units. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement with the Distributor and that Creation Unit orders may have to be placed by the investor’s broker through an Authorized Participant. As a result, orders placed through an Authorized Participant may result in additional charges to such investor. A list of current Authorized Participants may be obtained from the Distributor.

Investors who are not Authorized Participants may purchase and sell shares of the Fund through an Authorized Participant or on the secondary market.

Because the portfolio securities of the Fund may trade on days that the NYSE Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

The Basket of securities comprising a Fund Deposit and a Fund Redemption (each, as defined below) may be representative of the Fund’s portfolio holdings; or the Fund may utilize “Custom Baskets” provided that certain conditions are met. A Custom Basket is (i) a Basket that is composed of a non-representative selection of the Fund’s portfolio holdings, or (ii) a representative Basket that is different from the initial Basket used in transactions on the same business day. The Trust has adopted policies and procedures that govern the construction and acceptance of Baskets, including heightened requirements for Custom Baskets. Such policies and procedures provide detailed parameters for the construction and acceptance of Custom Baskets, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each Custom Basket for compliance with those parameters. In connection with the construction and acceptance of Custom Baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a Basket are consistent with the Fund’s investment objective, policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the Fund and/or Authorized Participant(s), as applicable; (3) whether the Custom Basket increases the liquidity of the Fund’s portfolio, noting that a Custom Basket may not be accepted which adversely affects the liquidity position of the Fund’s portfolio when other Basket options exist; (4) whether and to what extent to include cash in the Basket; (5) whether the use of Custom Baskets may reduce costs, increase (tax) efficiency and improve trading in Fund shares; and (6) with respect to index-based strategies, whether the securities, assets and other positions aid the Fund to track its underlying index. The policies and procedures apply different criteria to different types of Custom Baskets in order to mitigate against potential overreaching by an Authorized Participant, although there is no guarantee that such policies and procedures will be effective.

B.	Creation

The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares' NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

C.	Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in the Fund's portfolio as selected by the Adviser (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of the Fund.

The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant shall deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant shall receive the Cash Component.

The Custodian through NSCC makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit the substitution of an amount of cash ( i.e., a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.

In addition to the list of names and number of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Purchases of Creation Units principally or in part for cash, if permitted, shall be effected in essentially the same manner as in-kind purchases of Creation Units of the Fund. In the case of a cash purchase, the Authorized Participant must pay the Fund Deposit entirely or in part in cash. The Authorized Participant placing a cash creation order shall be responsible for the Fund's brokerage and other transaction costs associated with using the cash to purchase the Deposit Securities of the Fund, in addition to the creation transaction fee for such Fund.

D.	Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either: (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” (i.e., a broker-dealer or other participant in the Clearing Process); or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, are entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor processes orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail is opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit.

E.	Placement of Creation Orders Through the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed.

F.	Placement of Creation Orders Outside Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component.

The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction costs may be borne by Authorized Participants with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.

G.	Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit is not legally required or would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust's determination shall be final and binding.

H.	Creation Transaction Fee

A standard creation transaction fee is imposed to offset transfer and other costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and paid directly to the transfer agent, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.

The Authorized Participant may also be required to pay a variable transaction fee (up to the maximum amount shown in the table below) to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses. Authorized Participants will also bear the costs of transferring the Deposit Securities, including any stamp duty or other similar fees and expenses.

The standard creation transaction fee and maximum variable transaction fee for a Creation Unit are set forth below:

FUND	STANDARD TRANSACTION FEE	MAXIMUM VARIABLE TRANSACTION FEE*

Pragmatic ETF	[•]	[•]%

*	As a percentage of the Creation Unit(s) purchased.

The transactions fees may be adjusted from time to time based on actual experience and some or all of the transaction fees may be waived from time to time.

I.	Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares' NAV next determined after receipt of an order in proper form. The Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to the Fund, the Custodian, through NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee. Together, the Fund Securities and the Cash Redemption Amount constitute the “Fund Redemption.”

The right of redemption may be suspended or the date of payment postponed: (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fund's portfolio securities or determination of the Fund's NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

J.	Placement of Redemption Orders Through the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

K.	Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either: (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Fund Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

L.	Redemption Transaction Fee

A standard redemption transaction fee is imposed to offset transfer and other costs associated with the redemption of Creation Units. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and paid directly to the transfer agent, and is the same, regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.

The Authorized Participant may also be required to pay a variable transaction fee (up to the maximum amount shown in the table below) to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses. Authorized Participants will also bear the costs of transferring the in-kind basket of designated securities, including any stamp duty or other similar fees and expenses. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services:

The standard redemption transaction fee and maximum variable transaction fee for a Creation Unit are set forth below:

FUND	STANDARD TRANSACTION FEE	MAXIMUM VARIABLE TRANSACTION FEE*
Pragmatic ETF	[•]	[•]%

*	As a percentage of the Creation Unit(s) redeemed.

The transactions fees may be adjusted from time to time based on actual experience and some or all of the transaction fees may be waived from time to time.

M.	Cash Creations and Redemptions

The Trust reserves the right to offer a “cash” option for creations or redemptions of all Fund Shares, although it has no current intention of doing so for the Fund. A cash creation would involve the delivery of cash in lieu of some or all Deposit Securities for such creation order. In each instance of such cash creations, Authorized Participants placing creation orders will be responsible for Trust brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Authorized Participants will also be charged the Creation Transaction Fee or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DIVIDENDS AND DISTRIBUTIONS

A.	General Policies

Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

B.	Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXES

A.	General

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax adviser.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least the sum of 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Subject to certain reasonable cause and de minimis exceptions, if the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

B.	Distributions

Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, dividends paid from qualified dividend income to an individual shareholder may be taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualified dividend income received by the Fund itself. Dividends received by the Fund from foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution, which will be regarded as a qualifying dividend.

Distribution from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns shares may be entitled to the dividends received deduction with respect to many dividends received from the Fund that are attributable to qualifying dividends received by the Fund from certain domestic corporations.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

C.	Sale or Exchange of Fund Shares

Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such shares.

D.	Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

E.	Nature of Fund Investments

Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

The investment by the Fund in derivatives, such as swaps, options and futures contracts, presents issues with respect to the RIC diversification requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements. There are also issues with respect to whether the income and gains from derivatives constitutes qualifying income for a RIC. The analysis involves questions such as whether the derivative qualifies as a security, whether and how the derivative relates to the Fund’s business of investing in stocks and securities, or whether the derivative serves as a substitute for investing in stocks or securities. The Fund will take these considerations into account when investing in such instruments.

F.	Investments in Certain Foreign Corporations

If the Fund holds an equity interest in any passive foreign investment companies (“PFICs”), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

G.	Backup Withholding

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

H.	Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. withholding tax of 30% (or lower treaty rate).

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to such withholding tax. Gain a non-U.S. shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. income tax.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund will not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors.

Different rules apply to a non-U.S. person who is a U.S. resident or who invests in the Fund in connection with conducting a U.S. trade or business.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax will be imposed on dividends paid by the Fund to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement a similar reporting regime will be exempt from this withholding tax if the shareholder and the applicable foreign government comply with the terms of such agreement.

I.	Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER MATTERS

A.	The Trust and its Shareholders

General Information. The Fund is a separate series of the Trust. The Trust is an open-end investment management company organized under Delaware law as a statutory trust on August 29, 1995. The Trust’s trust instrument (the “Trust Instrument”) permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. The Trust and each fund will continue indefinitely until terminated. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The other funds of the Trust are described in one or more separate Statements of Additional Information.

Shareholder Voting and Other Rights. Each share of a fund and each class of shares represent equal proportionate interests in the assets of that Fund only and have equal dividend, distribution, liquidation and voting rights, except that expenses related to the distribution of shares of each fund or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by such class. Fractional shares have those rights proportionately. Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law. Generally, shares will be voted separately by each fund except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual funds; or (2) the Board determines that the matter affects more than one fund and all affected funds must vote. The Board may also determine that a matter only affects certain funds or classes of the Trust and thus that only those funds or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a fund is entitled to the shareholder’s pro rata share of all distributions arising from that fund’s assets and, upon redeeming shares, will receive the portion of the fund’s net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a fund’s) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or fund) for any purpose related to the Trust (or fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Pursuant to Delaware law, the Trust Instrument places certain limitations on the ability of shareholders to bring derivative actions on behalf of the Trust and certain direct claims. These limitations include, but are not limited to: (i) a pre-suit demand must be made on the Board; (ii) to the maximum extent permitted by law, the demand must be executed by at least three unaffiliated and unrelated shareholders who hold shares representing 10% or more of the all shares issued and outstanding or of the series or classes to which such an action relates, if it does not relate to all series and classes thereof; (iii) the Trustees will consider such a request within a time frame that the Trustees in their discretion consider reasonable and appropriate; (iv) the Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, to the maximum extent permitted by law, will require an undertaking by the shareholder (or shareholders) making the request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring the action; (v) to the maximum extent permitted by law, any decision by the Trustees relating to the matter will be final and binding upon the shareholder, and judicially unreviewable; (vi) to the maximum extent permitted by law, a shareholder may bring a direct action or claim only if the shareholder (or group of shareholders) has suffered an injury distinct from that suffered by shareholders of the Trust or the relevant series or a class thereof generally; and (vii) to the maximum extent permitted by law, a shareholder may bring a direct action or claim predicated upon an express or implied right of action under the Trust Instrument or the 1940 Act (excepting rights of action permitted under Section 36(b) of the 1940 Act), only if the shareholder (or group of shareholders) has obtained authorization from the Trustees to bring the action or claim.

The Trust Instrument also places limitations on the forum in which claims against the Trust may be heard. Unless the Board consents in writing to the selection of an alternative forum, any suit, action or proceeding brought by or in the right of any shareholder or any person claiming any interest in any shares seeking to enforce any provision of, or based on any matter arising out of, related to or in connection with the Trust Instrument, including without limitation any claim of any nature against the Trust, any series or class, the Trustees or officers of the Trust, or a service provider will be brought exclusively in the Delaware Court of Chancery to the extent that court has subject matter jurisdiction over the action or claims asserted and otherwise in the courts of the State of Delaware to the extent there is subject matter jurisdiction in those courts for the claims asserted. Accordingly, shareholders may have to bring suit in what they may consider to be an inconvenient and potentially less favorable forum. These limitations described above relating to derivative actions and choice of forum do not apply to claims asserted under the federal securities laws, to the extent that any such federal laws, rules or regulations do not permit such application.

Termination or Reorganization of Trust or its Series. The Board, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Board may sell or convey the assets of a fund or reorganize such fund into another investment company registered under the 1940 Act without a shareholder vote.

B.	Fund Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.

A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of the date of this SAI, the Trustees and officers of the Trust in aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

Because the Fund had not commenced operations prior to the date of this SAI, there is no information reported regarding the ownership of the shares of the Fund.

C.	Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit and, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. Further, for payment of any claim against the Trust or the Fund, a party may only look to the assets of, respectively, the Trust or the Fund.

Accordingly, the Trust Instrument, among other things, provides for indemnification out of a fund’s property of any shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that the Trust, on behalf of a fund, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that fund. Thus, the risk of a shareholder incurring financial loss as a result of being a shareholder is limited.

The liability of Trustees is similarly limited. The Trust Instrument provides that the Trustees shall not be liable provided that a Trustee is not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Shareholders are not intended to be third-party beneficiaries of Fund contracts, and the Trust Instrument establishes certain procedures and limitations regarding shareholder lawsuits brought on behalf of the Trust, which are described above in "Shareholder Voting and Other Rights.”

D.	Proxy Voting Procedures

The Fund votes proxies in accordance with the Adviser's proxy voting policy. The Adviser’s proxy voting procedures are included in Appendix A. Information on how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30, is available without charge by calling [•] or by accessing the website of the SEC at http://www.sec.gov.

E.	Code of Ethics

The Trust and the Adviser have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes are designed to eliminate conflicts of interest between the Fund and personnel of the Trust and the Adviser. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.

F.	Registration Statement

This SAI and the Prospectus do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. The SEC maintains a website (www.sec.gov) that contains this SAI, any material incorporated by reference, and other information regarding the Fund.

G.	Exchange Information

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by applicable rules thereunder that permit registered investment companies to invest in the Fund beyond those limitations.

H.	Financial Statements

The Fund’s independent registered public accounting firm, [•], audits and reports on the Fund’s annual financial statements. The audited financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

As of the date of this SAI, the Fund  had not commenced operations. Accordingly, financial statements are not available for the Fund.

APPENDIX A – PROXY VOTING POLICY (ADVISER)

PART C

OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)		Trust Instrument of Registrant as amended and restated on March 19, 2026 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 745 via EDGAR on April 22, 2026, accession number 0001398344-26-006851).

(b)		By-Laws of Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 604 via EDGAR on January 25, 2018, accession number 0001398344-18-000916).

(c)		See Sections 2.04, 2.07, 4.07, and 11.13 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)	Investment Advisory Agreement between Registrant and Segall Bryant & Hamill LLC (Exhibit incorporated by reference as filed as Exhibit (d)(1) in post-effective amendment No. 748 via EDGAR on July 22, 2026, accession number 0001398344-26-012499).

	(2)	Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(2)(A)	Amended Appendix to the Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2)(A) in post-effective amendment No. 539 via EDGAR on July 27, 2016, accession number 0001435109-16-001852).

	(3)	Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)	Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(4) in post-effective amendment No. 431 via EDGAR on October 28, 2013, accession number 0001435109-13-000478).

	(4)(A)	Appendix A to the Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(4)(A) in post-effective amendment No. 658 via EDGAR on October 25, 2019, accession number 0001398344-19-018494).

	(5)	Investment Advisory Agreement between Registrant and Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 604 via EDGAR on January 25, 2018, accession number 0001398344-18-000916).

	(5)(A)	Appendix A to the Investment Advisory Agreement between Registrant and Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 607 via EDGAR on April 25, 2018, accession number 0001398344-18-005981).

	(6)	Investment Advisory Agreement between Registrant and Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 357 via EDGAR on April 16, 2012, accession number 0001435109-12-000053).

	(6)(A)	Appendix to the Investment Advisory Agreement between Registrant and Auxier Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(6)(A) in post-effective amendment No. 554 via EDGAR on October 26, 2016, accession number 0001435109-16-002143).

	(8)	Investment Advisory Agreement between Registrant and MAI Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 747 via EDGAR on July 20, 2026, accession number 0001398344-26-012331)

	(9)	Investment Advisory Agreement between Registrant and Monongahela Capital (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 410 via EDGAR on May 15, 2013, accession number 0001435109-13-000231).

(e)	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(2)	Novation dated May 31, 2017 to the Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 565 via EDGAR on April 19, 2017, accession number 0001435109-17-000209).

	(3)	Novation dated September 30, 2021 to the Distribution Agreement between Registrant and Foreside Fund Services, LLC dated September 30, 2021 (Exhibit incorporated by reference as filed as Exhibit (e)(3) in post-effective amendment No. 697 via EDGAR on October 22, 2021, accession number 0001398344-21-020224).

	(3)(A)	Novation dated December 16, 2024 of the Amended Appendix to the Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(3)(A) in post-effective amendment No. 737 via EDGAR on April 21, 2025, accession number 0001398344-25-007396).

(f)		None.

(g)	(1)	Custodian Agreement between Registrant and MUFG Union Bank, N.A., dated June 15, 2012 (Exhibit incorporated by reference as filed as Exhibit (g)(1) in post-effective amendment No. 697 via EDGAR on October 22, 2021, accession number 0001398344-21-020224).

	(1)(A)	Amended Appendix dated July 16, 2021 to the Custodian Agreement between Registrant and MUFG Union Bank, N.A., dated June 15, 2012 (Exhibit incorporated by reference as filed as Exhibit (g)(2)(A) in post-effective amendment No. 691 via EDGAR on July 19, 2021, accession number 0001398344-21-014502).

	(1)(B)	Assignment dated June 11, 2021 between Forum Funds, MUFG Unions Bank, N.A. and U.S. Bank, N.A., to the Custodian Agreement between Registrant and MUFG Union Bank, N.A. dated June 15, 2012 (Exhibit incorporated by reference as filed as Exhibit (g)(2)(B) in post-effective amendment No. 691 via EDGAR on July 19, 2021, accession number 0001398344-21-014502).

	(1)(B)(i)	Amended Appendix dated December 16, 2024 to the Custodian Agreement between Registrant and US Bank National Association dated June 15, 2012 (Exhibit incorporated by reference as filed as Exhibit (g)(1)(B)(i) in post-effective amendment No. 737 via EDGAR on April 21, 2025, accession number 0001398344-25-007396).

	(3)	Custodian Agreement between Registrant and Northern Trust, dated June 30, 2021 (Exhibit incorporated by reference as filed as Exhibit (g)(5) in post-effective amendment No. 691 via EDGAR on July 19, 2021, accession number 0001398344-21-014502).

(h)	(1)	Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as filed as Exhibit (g)(5) in post-effective amendment No. 469 via EDGAR on December 23, 2014, accession number 0001435109-14-000890).

	(1)(A)	Amendment to the Services Agreement between Registrant and Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) (Exhibit incorporated by reference as filed as Exhibit (h)(1)(A) in post-effective amendment No. 729 via EDGAR on April 17, 2024, accession number 0001398344-24-007301).

	(1)(A)(i)	Amended Appendix to the Services Agreement between Registrant and Atlantic Fund Administration, LLC (d/b/a Apex Fund Services) (Exhibit incorporated by reference as filed as Exhibit (h)(1)(A)(i) in post-effective amendment No. 737 via EDGAR on April 21, 2025, accession number 0001398344-25-007396).

	(1)(B)	Amended Fee Waiver Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(1)(b) in post-effective amendment No. 747 via EDGAR on July 20, 2026, accession number 0001398344-26-012331).

	(2)	Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(3)	Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Lisanti Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)	Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 751 via EDGAR on October 23, 2026, accession number 0001398344-26-018704).

	(5)	Expense Limitation Agreement between Registrant and Auxier Asset Management LLC Exhibit incorporated by reference as filed as Exhibit (h)(5) in post-effective amendment No. 750 via EDGAR on October 21, 2026, accession number 0001398344-26-018517.

	(6)	Expense Limitation Agreement between Registrant and Beck Mack + Oliver (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 747 via EDGAR on July 20, 2026, accession number 0001398344-26-012331)

	(8)	Expense Limitation Agreement between Registrant and MAI Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(8) in post-effective amendment No. 744 via EDGAR on December 19, 2025, accession number 0001398344-25-022714).

	(9)	Expense Limitation Agreement between Registrant and Monongahela Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 749 via EDGAR on August 25, 2026, accession number 0001398344-26-015543).

	(10)	Expense Limitation Agreement between Registrant and Polaris Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 746 via EDGAR on April 24, 2026, accession number 0001398344-26-007125).

	(12)	Participating Fund Agreement between Registrant and ReFlow Fund, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 735 via EDGAR on October 24, 2024, accession number 0001398344-24-019363).

(i)		Opinion of K&L Gates LLP with respect to Pragmatic ETF to be filed by subsequent amendment.

(j)		Consent of Auditor with respect to Pragmatic ETF to be filed by subsequent amendment.

(k)		None.

(l)		Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (l)(13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)	Registrant’s Amended and Restated Rule 12b-1 Plan dated December 12, 2012 (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 606 via EDGAR on April 20, 2018, accession number 0001398344-18-005828).

	(1)(A)	Amended Appendix A to the Rule 12b-1 Plan dated December 16, 2024 adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (m)(1)(A) in post-effective amendment No. 737 via EDGAR on April 21, 2025, accession number 0001398344-25-007396).

(n)		Registrant’s Rule 18f-3 Plan, as most recently amended and restated on March 19, 2026 (Exhibit incorporated by reference as filed as Exhibit (n) in post-effective amendment No. 745 via EDGAR on April 22, 2026, accession number 0001398344-26-006851).

(p)	(1)	Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 435 via EDGAR on December 23, 2013, accession number 0001435109-13-000568).

	(2)	Code of Ethics adopted by Segall Bryant & Hamill, (Exhibit incorporated by reference as filed as Exhibit (d)(1) in post-effective amendment No. 748 via EDGAR on July 22, 2026, accession number 0001398344-26-012499).

	(3)	Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 692 via EDGAR on July 20, 2021, accession number 0001398344-21-014605).

	(4)	Code of Ethics adopted by Polaris Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 738 via EDGAR on April 23, 2025, accession number 0001398344-25-007561).

	(5)	Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 735 via EDGAR on October 24, 2024, accession number 0001398344-24-019363).

	(6)	Code of Ethics adopted by Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 657 via EDGAR on October 23, 2019 accession number 0001398344-19-018308).

	(7)	Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 632 via EDGAR on December 19, 2018, accession number 0001398344-18-018174).

	(8)	Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 606 via EDGAR on April 20, 2018, accession number 0001398344-18-005828).

	(10)	Code of Ethics adopted by MAI Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 744 via EDGAR on December 19, 2025, accession number 0001398344-25-022714).

	(11)	Code of Ethics adopted by Monongahela Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 741 via EDGAR on August 25, 2025, accession number 0001398344-25-016550).

Other Exhibits:

(A)	Powers of Attorney for Jennifer Brown-Strabley, Mark D. Moyer, and David Tucker, Trustees of Registrant (Exhibit incorporated by reference as filed as Exhibit (A) in post-effective amendment No. 640 via EDGAR on July 17, 2019, accession number 0001398344-19-012051).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a) Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such

Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Monongahela Capital Management, Inc. includes language similar to the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Trust, the Fund or any of the Fund’s shareholders in the absence of bad faith, willful misfeasance or negligence in the performance of the Adviser’s duties or obligations under this Agreement or by reason of the Adviser’s reckless disregard of its duties and obligations under this Agreement.

(b) Adviser shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services, administrator, fund accountant, custodian or transfer agent to the Trust, unless such errors arise from the Adviser’s providing false or misleading information to other service providers. The Adviser shall not be liable to the Trust for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

(c) The Adviser agrees to indemnify and hold harmless the Trust, each Fund and their respective employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to (i) any breach of the Adviser’s obligations under this Agreement, (ii) any acts or failures to act of Adviser for which the Adviser would be liable under Section 5(a), (iii) any breach of a representation or warranty of the Adviser set forth in this Agreement and (iv) claims or demands by any employee, agent, trustee, member or manager of the Adviser in their capacity as such. The Trust is hereby authorized to deduct any amounts payable in respect of the Adviser’s indemnification obligations hereunder from any fees payable to the Adviser pursuant to Section 4(a).

(d) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, but not limited to, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Lisanti Capital Growth, LLC, Beck, Mack & Oliver LLC, DF Dent & Company, Inc. and Polaris Capital Management, LLC includes language similar to the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for mistake of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

(b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and MAI Capital Management, LLC includes language similar to the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or mistake of law for any loss arising out of any investment or for any act or omission taken or in any event whatsoever with respect to the Trust, the Fund or any of the Fund’s shareholders in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Adviser’s duties or obligations and under this Agreement.

(b) Adviser shall not be liable for the errors of other service providers to the Trust, including the errors of pricing, services, administrator, fund accountant, custodian or transfer agent to the Trust. The Adviser shall not be liable to the Trust for any action take or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

(c) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Auxier Asset Management, LLC and Segall Bryant & Hamill, LLC includes language similar to the following:

The Adviser may rely on information reasonably believed by the Adviser to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Adviser nor its shareholders, members, officers, directors, employees, agents, control persons or affiliates of any thereof shall be subject to any liability for, or any damages, expenses or losses incurred by the Trust in connection with, any error of judgment, mistake of law, any act or omission connected with or arising out of any services rendered under, or payments made pursuant to, this Agreement or any other matter to which this Agreement relates, except by reason of willful misfeasance, bad faith or gross negligence on the part of any such persons in the performance of the Adviser’s duties under this Agreement, or by reason of reckless disregard by any of such persons of the Adviser’s obligations and duties under this Agreement.

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations and warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”). After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Lisanti Capital Growth, LLC

With respect to Lisanti Capital Growth, LLC, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-62639). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(b) Auxier Asset Management LLC

With respect to Auxier Asset Management LLC, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-55757). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(c) Beck, Mack & Oliver LLC

With respect to Beck, Mack & Oliver LLC, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-482). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(d) D.F. Dent and Company, Inc.

With respect to D.F. Dent and Company, Inc., the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-11364). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(e) Segall Bryant & Hamill, LLC

With respect to Segall Bryant & Hamill, LLC, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-47232). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(f) MAI Capital Management, LLC

With respect to MAI Capital Management, LLC (f/k/a MAI Wealth Advisors, LLC), the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-58104). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(g) Polaris Capital Management, LLC

With respect to Polaris Capital Management, LLC, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-43216). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(h) Rodgers Brothers, Inc. d/b/a/ Monongahela Capital Management

With respect to Rodgers Brothers, Inc., the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61034). The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Cascade Real Assets Fund
39.	Catalyst/Perini Strategic Income Fund
40.	CBRE Global Real Estate Income Fund

41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.	CYBER HORNET S&P 500®, Series of CYBER HORNET Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
50.	CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF, Series of CYBER HORNET Trust
51.	CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF, Series of CYBER HORNET Trust
52.	CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF, Series of CYBER HORNET Trust
53.	Davis Fundamental ETF Trust
54.	Defiance Autism Impact ETF, Series of ETF Series Solutions
55.	Defiance China Robotics ETF, Series of ETF Series Solutions
56.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
57.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
58.	Defiance Inference AI Chip ETF, Series of ETF Series Solutions
59.	Defiance Quantum ETF, Series of ETF Series Solutions
60.	Defiance Retail Kings ETF, Series of ETF Series Solutions
61.	Defiance Robotics Actuators ETF, Series of ETF Series Solutions
62.	Defiance US 100 Tech AI Moat ETF, Series of ETF Series Solutions
63.	Defiance US 100 Tech Ex Software ETF, Series of ETF Series Solutions
64.	Denali Structured Return Strategy Fund
65.	Dodge & Cox Funds
66.	DoubleLine ETF Trust
67.	DoubleLine Income Solutions Fund
68.	DoubleLine Opportunistic Credit Fund
69.	DoubleLine Yield Opportunities Fund
70.	DriveWealth ETF Trust
71.	EIP Investment Trust
72.	Ellington Income Opportunities Fund
73.	ETF Opportunities Trust
74.	Exchange Listed Funds Trust
75.	Exchange Place Advisors Trust
76.	FIS Trust
77.	FlexShares Trust
78.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
79.	Forum Funds
80.	Forum Funds II
81.	Forum Real Estate Income Fund
82.	GMO ETF Trust
83.	GoldenTree Opportunistic Credit Fund
84.	Grayscale Funds Trust
85.	Guinness Atkinson Funds
86.	Harbor ETF Trust
87.	Harris Oakmark ETF Trust
88.	Hawaiian Tax-Free Trust
89.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
90.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

91.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
92.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
93.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
94.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
95.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
96.	Innovator ETFs Trust
97.	Ironwood Institutional Multi-Strategy Fund LLC
98.	Ironwood Multi-Strategy Fund LLC
99.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
100.	John Hancock Exchange-Traded Fund Trust
101.	Kurv ETF Trust
102.	Lazard Active ETF Trust
103.	LDR High Income Realty Fund, Series of World Funds Trust
104.	Lone Peak Value Fund, Series of World Funds Trust
105.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
106.	Mairs & Power Fund, Series of Trust for Professional Managers
107.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
108.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
109.	Manor Investment Funds
110.	Milliman Funds Trust
111.	MoA Funds Corporation
112.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
113.	Morgan Stanley ETF Trust
114.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
115.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
116.	Morningstar Funds Trust
117.	NEOS ETF Trust
118.	Niagara Income Opportunities Fund
119.	NXG Cushing® Midstream Energy Fund
120.	NXG NextGen Infrastructure Income Fund
121.	OTG Latin American Fund, Series of World Funds Trust
122.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
123.	Overlay Shares Enhanced Equity Fund, Series of Listed Funds Trust
124.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
125.	Overlay Shares Hedged Equity Fund, Series of Listed Funds Trust
126.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
127.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
128.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
129.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
130.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
131.	Palmer Square Funds Trust
132.	Palmer Square Opportunistic Income Fund
133.	Partners Group Private Income Opportunities, LLC
134.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
135.	Plan Investment Fund, Inc.
136.	Precidian ETFs Trust
137.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
138.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
139.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
140.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

141.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
142.	Renaissance Capital Greenwich Funds
143.	REX ETF Trust
144.	Reynolds Funds, Inc.
145.	RMB Investors Trust
146.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
147.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
148.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
149.	Roundhill Cannabis ETF, Series of Listed Funds Trust
150.	Roundhill ETF Trust
151.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
152.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
153.	Roundhill Video Games ETF, Series of Listed Funds Trust
154.	Rule One Fund, Series of World Funds Trust
155.	Russell Investments Exchange Traded Funds
156.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
157.	Six Circles Trust
158.	Sound Shore Fund, Inc.
159.	SP Funds Trust
160.	Sparrow Funds
161.	Spear Alpha ETF, Series of Listed Funds Trust
162.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
163.	STF Tactical Growth ETF, Series of Listed Funds Trust
164.	Strategic Trust
165.	Strategy Shares
166.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
167.	Tekla World Healthcare Fund
168.	Tema ETF Trust
169.	The 2023 ETF Series Trust
170.	The Community Development Fund
171.	The Cook & Bynum Fund, Series of World Funds Trust
172.	The Private Shares Fund
173.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
174.	Third Avenue Trust
175.	Third Avenue Variable Series Trust
176.	Tidal Trust I
177.	Tidal Trust II
178.	Tidal Trust III
179.	Tidal Trust IV
180.	TIFF Investment Program
181.	Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan
182.	Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan
183.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
184.	Timothy Plan Fixed Income ETF, Series of The Timothy Plan
185.	Timothy Plan International ETF, Series of The Timothy Plan
186.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
187.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
188.	Total Fund Solution
189.	Touchstone ETF Trust
190.	Trailmark Series Trust
191.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

192.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
193.	T-Rex 2x Long Ether Daily Target ETF
194.	U.S. Global Investors Funds
195.	Union Street Partners Value Fund, Series of World Funds Trust
196.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
197.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
198.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
199.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
200.	Virtus Stone Harbor Emerging Markets Income Fund
201.	Volatility Shares Trust
202.	WEBs ETF Trust
203.	Wedbush Series Trust
204.	Wellington Global Multi-Strategy Fund
205.	Wilshire Mutual Funds, Inc.
206.	Wilshire Variable Insurance Trust
207.	WisdomTree Trust
208.	WVB All Markets Fund
209.	WVB Blackstone All Privates Fund

ITEM 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.

The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

ITEM 32(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Atlantic Fund Administration, LLC (d/b/a Apex Fund Services), 190 Middle Street, Suite 101, Portland, Maine 04101.

The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on October 28, 2026.

Forum Funds

/s/ Zachary Tackett
Zachary Tackett, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on October 28, 2026.

(a)	Principal Executive Officer

/s/ Zachary Tackett
Zachary Tackett
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer (Principal Accounting Officer)

(c)	A majority of the Trustees

/s/ Karen Shaw
Karen Shaw, Trustee

Jennifer Brown-Strabley, Trustee*
Mark Moyer, Trustee*
David Tucker, Trustee*

By:	/s/ Zachary Tackett
Zachary Tackett
As Attorney-in-fact

*	Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBITS
None